UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of principal executive offices)   (Zip code)

_CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end:_4/30

Date of reporting period:_10/31/10

Item 1. Reports to Stockholders.

OCTOBER 31, 2010

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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TAX-FREE INCOME

Franklin
Federal Tax-Free Income Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	52
		Franklin Federal Tax-Free Income Fund	4	Notes to Financial Statements	55
		Performance Summary	8	Shareholder Information	63
		Your Fund’s Expenses	11
		Financial Highlights and
		Statement of Investments	13

Shareholder Letter

Dear Shareholder:

U.S. economic activity expanded at a modest pace through the six months ended October 31, 2010. Even though in September the National Bureau of Economic Research declared the recession officially ended in June 2009, most economists continued to warn that growth will be sluggish as consumers and the financial system try to reduce debt. Toward the end of the reporting period, growth seemed hindered by weakness in the employment market and consumer spending, the expiration of a housing tax credit, and a wider trade gap. Growth registered an annualized 1.7% in 2010’s second quarter and an annualized 2.5% in the third quarter.

During the spring and summer of 2010, fears surrounding the European Union’s economy undermined investor confidence in global markets, leading to significant equity market sell-offs and renewed demand for the safety of U.S. Treasury bonds.

The municipal bond market experienced healthy performance in the six-month period under review. The Barclays Capital (BC) Municipal Bond Index returned +3.95%, and securities with maturities 22 years and longer, which make up a substantial portion of Franklin Federal Tax-Free Income Fund’s portfolio, returned +4.70%.1

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The BC Municipal Bond Index: Long Component is the long (22+ years) component of the BC Municipal Bond Index.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Not part of the semiannual report | 1

Semiannual Report

Franklin Federal Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Credit Quality Breakdown*
10/31/10
% of Total
Ratings	Long-Term Investments**
AAA	11.9%
AA	41.3%
A	26.6%
BBB	10.5%
Below Investment Grade	0.9%
Not Rated by S&P	8.8%

*Standard & Poor’s (S&P) is the primary independent rating agency; Moody’s is the secondary rating agency; Fitch is the tertiary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Fitch	Internal
AAA or Aaa	0.2%	—	0.5%
AA or Aa	3.6%	—	0.1%
A	2.3%	—	0.3%
BBB or Baa	1.3%	—	0.2%
Below Investment Grade	0.1%	0.1%	0.1%
Total	7.5%	0.1%	1.2%

We are pleased to bring you Franklin Federal Tax-Free Income Fund’s semi-annual report for the six months ended October 31, 2010.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

4 | Semiannual Report

Dividend Distributions[2]
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
May	4.25 cents	3.68 cents	3.70 cents	4.34 cents
June	4.25 cents	3.69 cents	3.70 cents	4.34 cents
July	4.25 cents	3.69 cents	3.70 cents	4.34 cents
August	4.25 cents	3.69 cents	3.70 cents	4.34 cents
September	4.25 cents	3.68 cents	3.72 cents	4.34 cents
October	4.25 cents	3.68 cents	3.72 cents	4.34 cents

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.89 on April 30, 2010, to $12.05 on October 31, 2010. The Fund’s Class A shares paid dividends totaling 25.50 cents per share for the reporting period.2 The Performance Summary beginning on page 8 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.05% based on an annualization of October’s 4.25 cent per share dividend and the maximum offering price of $12.58 on October 31, 2010. An investor in the 2010 maximum federal personal income tax bracket of 35.00% would need to earn a distribution rate of 6.23% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

Municipal Bond Market Overview

For the six months ended October 31, 2010, the municipal bond market posted strong results with a +3.95% total return as measured by the Barclays Capital (BC) Municipal Bond Index.3 Coupon payments generated 2.33% of the total return, and 1.62% came from bond price appreciation. This was historically strong six-month performance for municipal bonds. Fixed income investments

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 5

generally produced robust results during the same six-month period, and the Treasury bond market returned +6.25% according to the BC U.S. Treasury Bond Index.4

Despite municipal bonds’ strength, many tax-free bonds retained their pre-tax yield advantage over Treasuries. As of period-end, the 4.70% yield of the BC Municipal Bond Index: Long Component exceeded the 3.62% yield of the BC U.S. Treasury Index: Long Component.5 Investors continued to purchase municipal bond mutual fund shares even though budgetary pressures at state and local levels and concerns regarding some issuers’ abilities to repay debt were well publicized. Investor interest also increased for lower investment-grade and speculative-grade issues during the reporting period, which contributed to the BC Baa Municipal Bond Index’s +5.14% return and the BC Municipal Bond High Yield Index’s +6.71% return, compared with the BC Aaa Municipal Bond Index’s +3.26% total return.6

The American Recovery and Reinvestment Act of February 2009 allowed municipalities to issue taxable bonds and receive a 35% federal government subsidy for all coupon payments distributed to investors for the life of the bonds. Such bonds, however, are not part of the Fund’s tax-free portfolio. The subsidy enabled municipalities to borrow significantly below their after-tax cost in the traditional tax-exempt municipal bond market. In May 2010, the House of Representatives modified and approved certain provisions of the Act. If these modifications become law, municipalities would continue to receive a subsidy for their taxable borrowing at 32% starting in 2011 and 30% in 2012. Municipal bond new-issue supply fell 0.4% from May 1 through October 31, 2010, compared with the same period in 2009.7 Notably, issuance of taxable municipals surged 35.8% while tax-free issuance fell 13.2% for the same period.7 This comparative shortage of tax-free supply, at a time when many observers believed taxes are likely to rise in the future, supported the municipal bond market’s performance. We continued to believe these new, subsidized, taxable municipal bonds, known as Build America Bonds, may suppress future supply of tax-exempt municipal bonds as long as the government permits their use.

4. Source: © 2010 Morningstar. The BC U.S. Treasury Index is the U.S. Treasury component of the U.S. Government Index and covers public obligations of the U.S. Treasury with a remaining maturity of one year or more.

5. Source: © 2010 Morningstar. The BC Municipal Bond Index: Long Component is the long (22+ years) component of the BC Municipal Bond Index. The BC U.S. Treasury Index: Long Component is the long component of the BC U.S. Treasury Index and covers public obligations of the U.S. Treasury with remaining maturity of 10 years or more.

6. Source: © 2010 Morningstar. The BC Baa Municipal Bond Index is the Baa credit quality component of the BC Municipal Bond Index. The BC Municipal Bond High Yield Index consists of bonds that must be nonrated or rated Ba1 or below. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90 and must be at least one year from their maturity date. The BC Aaa Municipal Bond Index is the Aaa credit quality component of the BC Municipal Bond Index.

7. Source: Thomson Reuters.

6 | Semiannual Report

Given the various ratings changes, the relatively steep yield curve, and the reduced tax-exempt supply during the reporting period, we looked for opportunities to keep the portfolio fully invested in longer term bonds.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, the Fund’s portfolio becomes progressively more diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive sloping municipal yield curve, favored longer term bonds during the six months under review. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 20 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. As we continued to invest across different interest rate environments, the Fund has remained well diversified with a broad range of securities.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Breakdown
10/31/10

% of Total
Long-Term Investments*

Utilities	16.7%
General Obligation	16.3%
Transportation	13.5%
Hospital & Health Care	11.7%
Subject to Government Appropriations	10.7%
Refunded	10.1%
Tax-Supported	6.9%
Higher Education	6.1%
Other Revenue	5.7%
Corporate-Backed	1.3%
Housing	1.0%

*Does not include short-term investments and other net assets.

Semiannual Report | 7

Performance Summary as of 10/31/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FKTIX)			Change	10/31/10	4/30/10
Net Asset Value (NAV)		+$	0.16	$12.05	$11.89
Distributions (5/1/10–10/31/10)
Dividend Income	$0.2550
Class B (Symbol: FFTBX)			Change	10/31/10	4/30/10
Net Asset Value (NAV)		+$	0.17	$12.05	$11.88
Distributions (5/1/10–10/31/10)
Dividend Income	$0.2211
Class C (Symbol: FRFTX)			Change	10/31/10	4/30/10
Net Asset Value (NAV)		+$	0.17	$12.05	$11.88
Distributions (5/1/10–10/31/10)
Dividend Income	$0.2224
Advisor Class (Symbol: FAFTX)			Change	10/31/10	4/30/10
Net Asset Value (NAV)		+$	0.17	$12.06	$11.89
Distributions (5/1/10–10/31/10)
Dividend Income	$0.2604

8 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	3.53%		+	7.10%	+	25.59%	+	65.69%
Average Annual Total Return[2]		-0.89%		+	2.57%	+	3.76%	+	4.72%
Avg. Ann. Total Return (9/30/10)[3]				+	0.96%	+	3.73%	+	4.85%
Distribution Rate[4]			4.05%
Taxable Equivalent Distribution Rate[5]			6.23%
30-Day Standardized Yield[6]			3.22%
Taxable Equivalent Yield[5]			4.95%
Total Annual Operating Expenses[7]			0.61%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	3.32%		+	6.58%	+	22.20%	+	58.46%
Average Annual Total Return[2]		-0.68%		+	2.58%	+	3.75%	+	4.71%
Avg. Ann. Total Return (9/30/10)[3]				+	0.81%	+	3.70%	+	4.85%
Distribution Rate[4]			3.66%
Taxable Equivalent Distribution Rate[5]			5.63%
30-Day Standardized Yield[6]			2.82%
Taxable Equivalent Yield[5]			4.34%
Total Annual Operating Expenses[7]			1.17%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	3.34%		+	6.61%	+	22.17%	+	56.89%
Average Annual Total Return[2]	+	2.34%		+	5.61%	+	4.09%	+	4.61%
Avg. Ann. Total Return (9/30/10)[3]				+	3.84%	+	4.04%	+	4.73%
Distribution Rate[4]			3.70%
Taxable Equivalent Distribution Rate[5]			5.69%
30-Day Standardized Yield[6]			2.81%
Taxable Equivalent Yield[5]			4.32%
Total Annual Operating Expenses[7]			1.17%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	3.66%		+	7.20%	+	26.14%	+	67.06%
Average Annual Total Return[2]	+	3.66%		+	7.20%	+	4.75%	+	5.27%
Avg. Ann. Total Return (9/30/10)[3]				+	5.42%	+	4.71%	+	5.39%
Distribution Rate[4]			4.32%
Taxable Equivalent Distribution Rate[5]			6.65%
30-Day Standardized Yield[6]			3.46%
Taxable Equivalent Yield[5]			5.32%
Total Annual Operating Expenses[7]			0.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 10/31/10.

5. Taxable equivalent distribution rate and yield assume the 2010 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 10/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 3/20/02, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 3/20/02, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 3/19/02, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 3/20/02 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +54.43% and +5.17%.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 5/1/10	Value 10/31/10	Period* 5/1/10–10/31/10
Actual	$1,000	$1,035.30	$3.13
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$3.11
Class B
Actual	$1,000	$1,033.20	$5.94
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.90
Class C
Actual	$1,000	$1,033.40	$5.95
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.90
Advisor Class
Actual	$1,000	$1,036.60	$2.62
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.60

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; B: 1.16%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Highlights

	Six Months Ended
	October 31, 2010		Year Ended April 30,
Class A	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.89	$11.21	$11.82	$12.11	$11.99	$12.23
Income from investment operations[a]:
Net investment income[b]	0.26	0.52	0.53	0.53	0.55	0.53
Net realized and unrealized gains
(losses)	0.16	0.69	(0.61)	(0.29)	0.12	(0.22)
Total from investment operations	0.42	1.21	(0.08)	0.24	0.67	0.31
Less distributions from net
investment income	(0.26)	(0.53)	(0.53)	(0.53)	(0.55)	(0.55)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.05	$11.89	$11.21	$11.82	$12.11	$11.99

Total return[e]	3.53%	11.00%	(0.55)%	2.06%	5.66%	2.55%

Ratios to average net assets[f]
Expenses	0.61%	0.61%	0.61%	0.60%	0.61%	0.61%
Net investment income	4.23%	4.51%	4.73%	4.44%	4.58%	4.33%

Supplemental data
Net assets, end of period (000’s)	$9,122,494	$8,768,920	$7,513,448	$6,901,918	$6,570,140	$6,279,940
Portfolio turnover rate	4.56%	8.16%	6.74%	15.47%	6.13%	7.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cEffective September 1, 2008, the redemption fee was eliminated. dAmount rounds to less than $0.01 per share. eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

	Six Months Ended
	October 31, 2010		Year Ended April 30,
Class B	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.88	$11.21	$11.81	$12.10	$11.98	$12.22
Income from investment operations[a]:
Net investment income[b]	0.22	0.46	0.47	0.46	0.49	0.46
Net realized and unrealized gains (losses)	0.17	0.67	(0.60)	(0.29)	0.11	(0.22)
Total from investment operations	0.39	1.13	(0.13)	0.17	0.60	0.24
Less distributions from net investment income	(0.22)	(0.46)	(0.47)	(0.46)	(0.48)	(0.48)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.05	$11.88	$11.21	$11.81	$12.10	$11.98

Total return[e]	3.32%	10.28%	(1.02)%	1.49%	5.08%	1.99%

Ratios to average net assets[f]
Expenses	1.16%	1.17%	1.17%	1.16%	1.17%	1.17%
Net investment income	3.68%	3.95%	4.17%	3.88%	4.02%	3.77%

Supplemental data
Net assets, end of period (000’s)	$52,451	$78,742	$130,925	$178,156	$225,834	$260,416
Portfolio turnover rate	4.56%	8.16%	6.74%	15.47%	6.13%	7.98%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

	Six Months Ended
	October 31, 2010		Year Ended April 30,
Class C	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.88	$11.21	$11.81	$12.11	$11.99	$12.23
Income from investment operations[a]:
Net investment income[b]	0.22	0.46	0.47	0.46	0.49	0.46
Net realized and unrealized gains
(losses)	0.17	0.67	(0.60)	(0.30)	0.11	(0.22)
Total from investment operations	0.39	1.13	(0.13)	0.16	0.60	0.24
Less distributions from net investment
income	(0.22)	(0.46)	(0.47)	(0.46)	(0.48)	(0.48)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.05	$11.88	$11.21	$11.81	$12.11	$11.99

Total return[e]	3.34%	10.31%	(1.01)%	1.41%	5.08%	1.99%

Ratios to average net assets[f]
Expenses	1.16%	1.17%	1.17%	1.16%	1.17%	1.17%
Net investment income	3.68%	3.95%	4.17%	3.88%	4.02%	3.77%

Supplemental data
Net assets, end of period (000’s)	$1,369,247	$1,222,493	$808,779	$594,724	$449,918	$403,084
Portfolio turnover rate	4.56%	8.16%	6.74%	15.47%	6.13%	7.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cEffective September 1, 2008, the redemption fee was eliminated. dAmount rounds to less than $0.01 per share. eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

	Six Months Ended
	October 31, 2010		Year Ended April 30,
Advisor Class	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.89	$11.22	$11.82	$12.12	$12.00	$12.23
Income from investment operations[a]:
Net investment income[b]	0.26	0.54	0.54	0.54	0.57	0.54
Net realized and unrealized gains
(losses)	0.17	0.67	(0.60)	(0.30)	0.11	(0.21)
Total from investment operations	0.43	1.21	(0.06)	0.24	0.68	0.33
Less distributions from net
investment income	(0.26)	(0.54)	(0.54)	(0.54)	(0.56)	(0.56)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.06	$11.89	$11.22	$11.82	$12.12	$12.00

Total return[e]	3.66%	11.01%	(0.38)%	2.07%	5.76%	2.63%

Ratios to average net assets[f]
Expenses	0.51%	0.52%	0.52%	0.51%	0.52%	0.52%
Net investment income	4.33%	4.60%	4.82%	4.53%	4.67%	4.42%

Supplemental data
Net assets, end of period (000’s)	$1,078,564	$875,566	$458,341	$252,943	$191,387	$155,857
Portfolio turnover rate	4.56%	8.16%	6.74%	15.47%	6.13%	7.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cEffective September 1, 2008, the redemption fee was eliminated. dAmount rounds to less than $0.01 per share. eTotal return is not annualized for periods less than one year. fRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited)

	Principal Amount	Value
Municipal Bonds 98.2%
Alabama 1.1%
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
6/01/28	$7,000,000	$6,999,790
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.125%,
1/01/34	5,600,000	5,974,415
Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
Refunding, 6.00%, 8/01/29	12,000,000	12,024,600
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series B, 5.50%, 9/01/33	18,500,000	19,796,110
Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
9/01/14	1,445,000	1,449,104
Homewood GO, wts., Refunding, AGMC Insured, 4.75%, 9/01/30	9,265,000	9,612,901
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,233,300
Montgomery County PBA Revenue, wts., Facilities Project, NATL Insured, 5.00%,
3/01/31	6,250,000	6,553,000
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
Student Housing LLC University of Alabama Ridgecrest Residential Project,
Assured Guaranty, 6.75%, 7/01/38	10,000,000	11,436,700
University of Alabama General Revenue, Series A,
NATL Insured, 5.00%, 7/01/29	10,000,000	10,409,500
NATL Insured, 5.00%, 7/01/34	10,500,000	10,774,575
XLCA Insured, 5.00%, 7/01/28	5,000,000	5,289,750
XLCA Insured, 5.00%, 7/01/32	5,500,000	5,750,360
University of South Alabama University Revenues, Tuition, Capital Improvement, Refunding,
AMBAC Insured, 5.00%, 12/01/36	11,570,000	11,930,058
		123,234,163
Alaska 0.4%
Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
12/01/29	4,000,000	4,165,800
12/01/30	3,500,000	3,634,400
Alaska State International Airports Revenues,
Series B, NATL Insured, 5.00%, 10/01/28	5,100,000	5,244,330
Series C, 5.00%, 10/01/33	12,565,000	13,092,981
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center,
Assured Guaranty, 6.00%, 9/01/32	20,000,000	22,997,200
		49,134,711
Arizona 3.1%
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%,
10/01/27	14,440,000	15,148,427
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,104,600
Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%,
7/01/29	14,465,000	12,897,717
7/01/36	15,000,000	12,924,600
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A,
6.25%, 7/01/38	10,000,000	10,576,000
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West Project, Refunding,
Series A, 5.00%, 7/01/16	15,135,000	15,158,005

Semiannual Report | 17

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37	$19,000,000	$19,014,060
Maricopa County PCC, PCR, El Paso Electric Co. Project, Series A, 7.25%, 2/01/40	10,000,000	11,658,400
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,968,096
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	24,702,720
senior lien, Series A, 5.00%, 7/01/33	28,000,000	29,081,080
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
7/01/32	6,000,000	5,771,880
7/01/34	5,000,000	4,753,700
7/01/35	9,860,000	9,334,462
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
5.00%, 7/01/32	21,095,000	22,593,378
Series A, 5.00%, 7/01/34	10,000,000	10,627,500
Pima County IDA Lease Revenue,
Metro Police Facility, Nevada Project, Series A, 5.25%, 7/01/31	8,900,000	9,341,262
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	22,500,000	23,538,825
Pima County Arizona, 5.00%, 9/01/39	20,000,000	20,194,200
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Refunding, Series A, 5.125%, 1/01/27	35,000,000	36,289,400
Salt River Project, Series B, 5.00%, 1/01/25	17,500,000	18,368,875
Series A, 5.00%, 1/01/38	10,000,000	10,565,800
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37	5,000,000	4,723,650
University Medical Center Corp. Hospital Revenue, 5.00%, 7/01/35	7,000,000	6,806,170
		358,142,807
Arkansas 0.8%
Fort Smith Water and Sewer Revenue, Construction, Refunding, AGMC Insured, 5.00%,
10/01/32	10,000,000	10,644,200
Little Rock Sewer Revenue, Construction, Series A, AGMC Insured, 5.00%, 6/01/31	8,690,000	9,281,181
Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
12/01/16	2,600,000	2,608,918
11/01/20	60,500,000	60,707,515
University of Arkansas University Revenues,
Construction, University of Arkansas for Medical Sciences Campus, Series B, NATL Insured,
5.00%, 11/01/28	1,000,000	1,072,030
Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/31	7,705,000	8,226,320
Various Facility, Fayetteville Campus, NATL RE, FGIC Insured, 5.00%, 12/01/27	5,000,000	5,211,150
		97,751,314
California 12.4%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding,
Series F, 5.00%, 4/01/31	20,000,000	20,953,800
Series F-1, 5.00%, 4/01/28	24,000,000	26,200,560
Series F-1, 5.00%, 4/01/34	10,000,000	10,511,100
Series F-1, 5.00%, 4/01/39	24,815,000	25,906,364
Series F-1, 5.50%, 4/01/43	30,000,000	32,421,000

18 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Educational Facilities Authority Revenue,
Carnegie Institute of Washington, Refunding, Series A, 5.00%, 7/01/40	$22,525,000	$24,314,161
Stanford University, Refunding, 5.25%, 4/01/40	30,000,000	36,390,000
California Health Facilities Financing Authority Revenue, Children’s Hospital of Orange
County, Series A, 6.50%,
11/01/24	5,000,000	5,685,450
11/01/38	8,000,000	8,769,680
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	30,141,125
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21	59,500,000	68,953,360
California State GO,
6.00%, 5/01/18	535,000	546,251
5.90%, 4/01/23	1,200,000	1,216,284
5.00%, 10/01/29	25,000,000	25,778,750
FGIC Insured, 6.00%, 5/01/20	850,000	866,601
Pre-Refunded, 5.125%, 6/01/25	24,705,000	25,401,434
Pre-Refunded, 5.25%, 4/01/27	17,500,000	20,147,225
Pre-Refunded, 5.00%, 2/01/32	49,000,000	51,832,690
Refunding, 5.00%, 2/01/26	47,000,000	48,169,760
Various Purpose, 5.25%, 11/01/25	16,260,000	17,276,250
Various Purpose, 5.50%, 11/01/33	2,500,000	2,598,400
Various Purpose, 6.00%, 4/01/38	100,000,000	111,366,000
Various Purpose, 6.00%, 11/01/39	25,000,000	27,984,250
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	31,696,500
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	13,662,000
Various Purpose, Refunding, 5.25%, 3/01/38	20,000,000	20,462,200
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,533,500
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	2,990,655
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/27	3,980,000	4,332,986
Department of General Services, Buildings 8 and 9, Series A, 6.125%, 4/01/29	5,000,000	5,428,600
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	31,952,529
California Statewide CDA Revenue,
Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37	10,000,000	10,195,900
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,177,950
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,285,000
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	14,570,327
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	15,000,000	15,783,900
Corona-Norco USD, GO, Capital Appreciation, Election of 2006, Series C, AGMC Insured,
zero cpn., 8/01/39	7,500,000	1,371,075
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	2,424,695
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	6,086,510
Foothill/Eastern Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, 5.85%, 1/15/23	35,000,000	35,977,550
Capital Appreciation, Refunding, zero cpn., 1/15/24	65,000,000	27,619,800
Refunding, 5.75%, 1/15/40	20,000,000	19,774,800
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45	13,255,000	12,647,258
Series A-1, Pre-Refunded, 6.25%, 6/01/33	19,275,000	21,295,984

	Semiannual Report | 19

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Hacienda La Puente USD, GO, Election of 2000, Series B, AGMC Insured, Pre-Refunded,
	5.00%, 8/01/27	$5,000,000	$5,600,800
	Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D,
	zero cpn., 8/01/39	45,000,000	6,233,850
	Inland Empire Tobacco Asset Securitization Corp. Revenue, Series C-1, zero cpn.,
	6/01/36	100,000,000	5,496,000
	Los Angeles Community College District GO, Election of 2008, Series C, 5.25%,
	8/01/39	25,000,000	26,545,250
	Los Angeles Department of Airports Airport Revenue, Senior, Los Angeles International
	Airport, Refunding, Series A, 5.00%, 5/15/40	25,485,000	26,145,316
	Los Angeles Regional Airports Improvement Corp. Lease Revenue, Facilities Sublease,
	Delta Air Lines Inc., Los Angeles International Airport, Refunding, 6.35%, 11/01/25	7,500,000	7,499,325
	Los Angeles USD, GO,
	Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	27,767,383
	Election of 2004, Series F, AGMC Insured, 5.00%, 7/01/30	52,475,000	54,487,416
	Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/26	10,250,000	10,785,357
	Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,317,400
	Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/28	25,000,000	27,913,500
	Series KRY, 5.25%, 7/01/34	36,625,000	38,638,276
	Los Angeles Wastewater System Revenue, Refunding, NATL Insured, 5.00%, 6/01/25	10,000,000	10,638,200
M	-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	14,688,250
	Metropolitan Water District of Southern California Waterworks Revenue, Series B-2, NATL RE,
	FGIC Insured, 5.00%, 10/01/27	9,645,000	10,462,028
	New Haven USD, GO, Capital Appreciation, Assured Guaranty, zero cpn.,
	8/01/31	2,055,000	613,890
	8/01/32	7,830,000	2,174,313
	8/01/33	7,660,000	1,978,961
	Pajaro Valley USD, GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/26	5,285,000	5,920,046
	Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32	24,490,000	26,040,217
	Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29	5,585,000	5,887,930
	Sacramento County Airport System Revenue, Senior Series B, AGMC Insured, 5.25%,
	7/01/33	16,355,000	16,778,922
	San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%,
	8/01/34	15,000,000	16,346,550
	San Francisco City and County COP, Multiple Capital Improvement Project, Series A, 5.25%,
	4/01/31	10,000,000	10,548,600
	San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
	Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	50,000,000	50,374,500
	senior lien, 5.00%, 1/01/33	5,000,000	4,223,550
	senior lien, ETM, zero cpn., 1/01/23	7,000,000	4,707,080
	Santa Ana USD, GO, Capital Appreciation, Election of 2008, Series B, Assured Guaranty,
	zero cpn.,
	8/01/35	10,000,000	2,113,900
	8/01/36	18,865,000	3,717,160
	8/01/37	10,000,000	1,840,400
	Santa Clara County GO, 5.00%, 8/01/34	25,000,000	27,038,750
	Upland USD, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	8,183,256
	Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,210,690

20 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
	8/01/29	$10,000,000	$3,380,800
	8/01/30	20,845,000	6,487,381
	8/01/31	20,000,000	5,658,400
	8/01/32	10,730,000	2,850,424
	Whittier UHSD, GO, Capital Appreciation Bonds, Refunding, zero cpn., 8/01/34	20,000,000	4,646,000
			1,441,640,285
	Colorado 2.0%
	Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
	8/01/32	10,000,000	10,634,000
	8/01/36	41,235,000	42,896,770
	8/01/39	26,930,000	27,951,455
	Colorado Health Facilities Authority Revenue,
	Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%,
	3/01/36	10,000,000	10,348,600
	Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,174,250
	Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,241,710
	Colorado Springs Airport Revenue, Capital Appreciation, Series C, ETM, zero cpn.,
	1/01/11	1,450,000	1,448,782
	Colorado State Board of Governors University Enterprise System Revenue, Series A,
	AGMC Insured, 5.00%, 3/01/37	10,000,000	10,456,900
	NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,428,600
	Colorado State Higher Education Capital Construction Lease Purchase Financing Program
	COP,
	5.50%, 11/01/27	7,335,000	8,065,713
Pre	-Refunded, 5.50%, 11/01/27	2,665,000	3,355,448
	Colorado Water Resources and Power Development Authority Water Resources Revenue,
	Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,079,800
	Denver City and County Airport Revenue, System, Refunding, Series A, XLCA Insured,
	5.00%, 11/15/25	8,000,000	8,462,240
	Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%,
	5/15/35	9,950,000	10,042,137
	Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured,
Pre	-Refunded, 5.125%, 6/15/31	7,500,000	7,855,050
	Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and
	Improvement, Assured Guaranty, 6.25%, 12/01/30	6,000,000	6,837,540
	Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	23,515,600
	Pueblo County School District No. 060 GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
	12/15/22	5,500,000	6,021,675
	Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/34	10,000,000	10,399,200
	University of Colorado Enterprise System Revenue, Series A, 5.375%, 6/01/32	3,500,000	3,841,075
	University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
	11/15/29	8,500,000	8,501,190
			233,557,735
	Connecticut 0.0%†
	Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
	5.80%, 8/20/39	2,555,000	2,646,443

Semiannual Report | 21

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		District of Columbia 2.5%
		District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
		2/01/24	$12,120,000	$12,971,551
		2/01/25	7,000,000	7,464,170
		2/01/26	9,950,000	10,570,681
		District of Columbia GO, Series E, NATL Insured, ETM, 6.00%, 6/01/13	15,000	15,060
		District of Columbia Hospital Revenue, Children’s Hospital Obligation, Sub Series 1,
		AGMC Insured, 5.45%, 7/15/35	24,760,000	25,820,223
		District of Columbia Income Tax Secured Revenue,
		Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,888,500
		Series A, 5.25%, 12/01/34	11,000,000	12,064,030
		District of Columbia Revenue,
		Capital Appreciation, Georgetown University, Growth and Income Securities,
		AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter, 4/01/32	15,370,000	9,867,694
		Capital Appreciation, Georgetown University, Series A, NATL Insured, Pre-Refunded,
		zero cpn., 4/01/20	8,860,000	5,390,513
		Capital Appreciation, Georgetown University, Series A, NATL Insured, Pre-Refunded,
		zero cpn., 4/01/22	12,870,000	6,924,703
		Capital Appreciation, Georgetown University, Series A, NATL Insured, Pre-Refunded,
		zero cpn., 4/01/23	14,160,000	7,164,677
		Deed Tax, Housing Product Trust Fund, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,140,800
		Georgetown University, Refunding, Series D, 5.50%, 4/01/36	5,000,000	5,264,900
		Medlantic/Helix, Series B, AGMC Insured, 5.00%, 8/15/38	20,000,000	20,262,400
		National Academy Sciences, Series A, 5.00%, 4/01/35	10,905,000	11,353,086
		National Academy Sciences, Series A, 5.00%, 4/01/40	16,960,000	17,551,395
		National Public Radio, Series A, 5.00%, 4/01/35	7,750,000	8,008,230
		District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed Bonds, Refunding,
		6.50%, 5/15/33	35,000,000	35,081,200
		District of Columbia Water and Sewer Authority Public Utility Revenue, Refunding, Series A,
		6.00%, 10/01/35	8,000,000	9,012,000
		Metropolitan Washington D.C. Airports Authority Airport System Revenue,
		Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,261,100
		Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,329,750
		Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,831,427
		Series A, 5.00%, 10/01/39	15,155,000	16,091,276
		Series C, 5.00%, 10/01/26	10,235,000	11,110,809
		Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital
		Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16,
		6.50% thereafter, 10/01/41	25,000,000	19,292,000
				289,732,175
		Florida 6.7%
		Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc.
		Project, 7.00%, 4/01/39	6,500,000	7,307,365
		Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,
		8/01/37	12,245,000	11,025,643
		Broward County School Board COP,
		NATL Insured, 5.00%, 7/01/28	17,415,000	17,774,620
		Series A, AGMC Insured, 5.25%, 7/01/24	25,000,000	25,468,750
		Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	8,800,000	9,452,960

22	|	Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Florida (continued)
	Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	$5,000,000	$5,017,550
	Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,
	5.25%, 6/01/17	24,250,000	25,987,270
	5.50%, 6/01/17	10,000,000	10,799,700
	6.00%, 6/01/17	25,000,000	27,637,500
	Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,484,330
	Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
	6.00%, 6/01/23	17,500,000	22,124,550
	Florida State Mid-Bay Bridge Authority Revenue, Series A,
	AMBAC Insured, zero cpn., 10/01/23	4,950,000	2,570,832
	AMBAC Insured, zero cpn., 10/01/24	2,970,000	1,443,064
Pre	-Refunded, zero cpn., 10/01/23	50,000	31,365
Pre	-Refunded, zero cpn., 10/01/24	30,000	17,773
	Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,158,300
	Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%,
	10/01/38	5,000,000	5,028,400
	Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,410,260
	Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24	13,500,000	13,783,905
	Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured,
	5.00%, 7/01/27	5,000,000	5,107,000
	Indian River County School Board COP, NATL RE, FGIC Insured, 5.00%, 7/01/27	16,485,000	16,877,673
	Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%,
	10/01/30	20,175,000	20,419,521
	Jacksonville Economic Development Commission Health Care Facilities Revenue,
	Mayo Clinic, 5.00%, 11/15/36	17,950,000	18,314,564
	Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32	6,015,000	6,119,420
	Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
	10/01/23	6,000,000	6,122,700
	10/01/26	20,000,000	20,309,400
	Jacksonville Transportation Revenue, NATL Insured, 5.00%, 10/01/31	5,000,000	5,132,400
	Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
	CIFG Insured, 5.00%, 10/01/35	10,645,000	10,947,637
	Miami-Dade County Aviation Revenue, Miami International Airport,
	Hub of the Americas, Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	15,000,000	14,431,950
	Refunding, Series A, 5.50%, 10/01/36	20,000,000	20,886,400
	Refunding, Series A, Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,220,550
	Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	13,000,000	13,158,730
	Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Series A,
	5.50%, 4/01/38	12,500,000	12,834,250
Miami	-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%,
	7/01/40	30,265,000	30,938,094
Miami	-Dade County GO, Building Better Communities Program, Series B-1, 5.75%,
	7/01/33	20,000,000	21,833,600
	Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
	NATL Insured, 5.00%, 6/01/30	10,630,000	10,655,406
Miami	-Dade County School Board COP, Assured Guaranty, 5.25%, 2/01/27	10,000,000	10,987,800
	Miami-Dade County Special Obligation Revenue,
	Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,008,500
	sub. bond, Series B, NATL Insured, zero cpn., 10/01/34	5,500,000	1,169,685

		Semiannual Report | 23

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		Florida (continued)
		Miami-Dade County Transit Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%,
		7/01/38	$18,845,000	$19,461,043
		Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare
		System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	20,000,000	20,250,400
		Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	16,084,650
		Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments,
		second lien sub. bonds, Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	17,652,773
		third lien sub. bonds, Series C, Assured Guaranty, 5.50%, 11/01/38	5,000,000	4,708,050
		Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22	7,500,000	7,797,975
		Orlando-Orange County Expressway Authority Revenue,
		Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,425,160
		Series B, AMBAC Insured, 5.00%, 7/01/28	10,630,000	10,927,746
		[a] Series C, 5.00%, 7/01/40	21,000,000	21,401,730
		Palm Beach County School Board COP, Refunding, Series D, AGMC Insured, 5.00%,
		8/01/28	25,000,000	25,432,500
		Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%,
		10/01/28	10,000,000	10,867,000
		Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.25%, 10/01/38	16,500,000	16,912,170
		Port St. Lucie GO, NATL Insured, 5.00%, 7/01/32	7,000,000	7,303,660
		Port St. Lucie Utility Revenue, System, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,189,600
		South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
		Refunding,
		4.75%, 5/01/28	10,000,000	10,286,900
		5.00%, 5/01/36	12,500,000	12,687,250
		South Lake County Hospital District Revenue, South Lake Hospital, Series A, 6.25%,
		4/01/39	4,215,000	4,434,053
		South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
		Group, 5.00%, 8/15/32	31,070,000	31,894,287
		St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27	5,785,000	5,995,516
		Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	20,385,200
		Tampa Bay Water Utility System Revenue,
		Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/28	5,000,000	5,035,650
		Series B, FGIC Insured, Pre-Refunded, 5.00%, 10/01/26	4,755,000	4,957,753
		Series B, NATL RE, FGIC Insured, 5.00%, 10/01/26	5,245,000	5,302,066
		Series B, NATL RE, FGIC Insured, 5.00%, 10/01/31	10,000,000	10,058,000
				783,450,549
		Georgia 4.6%
		Athens-Clarke County Unified Government Water and Sewer Revenue, 5.50%, 1/01/38	14,500,000	15,821,530
		Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
		Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	19,500,000	19,950,060
		Series J, AGMC Insured, 5.00%, 1/01/29	10,000,000	10,302,000
		Atlanta Development Authority Revenue,
		Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	6,596,407
		Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,139,516
		Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,101,100
		Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,066,200
		Yamacraw Design Center Project, Series A, NATL Insured, Pre-Refunded, 5.125%,
		1/01/27	5,000,000	5,261,950

24	|	Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont Ellis LLC,
Series A, XLCA Insured, 5.00%, 9/01/30	$10,000,000	$10,284,100
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	20,000,000	22,755,800
Series A, NATL Insured, 5.00%, 11/01/33	13,000,000	13,196,170
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	32,061,000
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project,
5.00%, 7/01/33	5,000,000	5,053,550
5.25%, 7/01/38	10,000,000	10,201,400
Bulloch County Development Authority Revenue, Assured Guaranty, 5.375%, 7/01/39	23,075,000	24,678,020
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	15,936,900
Series E, 7.00%, 1/01/23	25,000,000	29,834,500
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project,
NATL Insured, 5.00%, 1/01/27	5,000,000	5,187,400
Clayton County Development Authority Student Housing and Activity Center Revenue,
CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,422,149
Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured, 5.00%, 4/01/28	18,000,000	18,775,800
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia
Gwinnett College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	11,264,000
Georgia State GO, Refunding, Series I, 5.00%,
7/01/19	39,000,000	47,293,350
7/01/21	24,950,000	30,260,358
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, 5.50%, 6/15/34	10,000,000	10,744,200
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	15,464,511
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,349,100
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	5,068,350
Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
5.00%, 1/01/25	5,000,000	5,205,750
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
System Inc. Project, Series B, NATL Insured, Pre-Refunded, 5.30%, 9/01/27	10,000,000	10,818,700
Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25	20,000,000	21,684,400
Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
Improvement, Series A, NATL Insured, 5.00%, 2/01/26	5,770,000	6,097,794
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare
Project, 5.25%, 10/01/35	10,485,000	10,678,972
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, 5.00%,
3/01/32	6,075,000	6,304,635
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/28	5,000,000	5,143,400
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
Healthcare Systems, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	10,825,700
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
NATL Insured, Pre-Refunded, 5.00%,
7/01/25	12,160,000	13,315,322
7/01/26	12,800,000	14,016,128

Semiannual Report | 25

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Private Colleges and Universities Authority Revenue, Emory University, Refunding, Series C,
5.25%, 9/01/39	$21,000,000	$23,016,840
Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29	5,000,000	5,117,250
		532,294,312
Hawaii 0.3%
Hawaii State Airports System Revenue, Second Series,
ETM, 6.90%, 7/01/12	250,000	266,275
NATL Insured, ETM, 6.90%, 7/01/12	185,000	197,043
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaiian Electric Co. and Subsidiary, 6.50%, 7/01/39	7,500,000	8,394,225
Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13	445,000	445,690
Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18	2,040,000	2,041,877
Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28	1,470,000	1,470,500
Hawaii State GO,
Refunding, Series BW, 6.375%, 3/01/11	75,000	76,498
Series BW, ETM, 6.375%, 3/01/11	25,000	25,500
Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Refunding,
Series A, FNMA Insured, 5.75%, 7/01/30	165,000	165,043
Honolulu City and County Board of Water Supply Water System Revenue, Refunding,
Series A, NATL Insured, 5.00%, 7/01/36	20,000,000	20,951,600
Honolulu City and County GO, ETM, 6.00%, 12/01/14	150,000	180,093
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%,
6/20/35	1,150,000	1,154,255
		35,368,599
Idaho 0.1%
Idaho Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A,
6.75%, 11/01/37	12,500,000	13,979,375
Idaho Housing Agency Revenue, Refunding, Series D-1, FHA Insured, 6.45%, 7/01/19	5,000	5,005
		13,984,380
Illinois 5.4%
Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36	7,765,000	7,859,422
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Radian Insured,
5.125%, 11/01/37	5,000,000	4,638,650
Chicago Board of Education GO, Refunding,
[a] 5.00%, 12/01/31	12,500,000	12,817,000
Series C, AGMC Insured, 5.25%, 12/01/23	15,860,000	17,585,885
Chicago COP, Radian Insured, 7.75%, 7/15/11	2,400,000	2,400,000
Chicago GO,
Lakefront Millennium Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,217,033
Refunding, Series A, 5.25%, 1/01/37	13,785,000	14,283,052
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	14,307,900
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	27,505,920
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%,
1/01/24	18,460,000	20,866,261

26 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago O’Hare International Airport Revenue, AGMC Insured, 5.25%, 1/01/35	$12,850,000	$13,438,530
Chicago Park District GO, Series A, 5.00%, 1/01/33	4,500,000	4,750,290
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	19,375,560
Cook County GO, Refunding, Series A, 5.25%, 11/15/33	8,720,000	9,243,200
Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A,
NATL Insured, 5.50%, 5/15/21	10,000,000	10,027,900
Illinois Finance Authority Revenue,
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	48,617,100
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,215,000	16,732,745
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	15,448,492
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	28,650,000	29,694,579
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,396,950
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,198,050
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/38	10,000,000	11,292,100
Rush University Medical Center, Refunding, Series B, NATL Insured, 5.75%,
11/01/28	2,500,000	2,620,625
Rush University Medical Center, Refunding, Series B, NATL Insured, 5.25%,
11/01/35	3,000,000	3,023,370
Sherman Health System, Series A, 5.50%, 8/01/37	5,000,000	4,856,450
Illinois Health Facilities Authority Revenue,
Loyola University Health Systems, Refunding, Series A, NATL Insured, 5.625%,
7/01/18	7,090,000	7,102,549
Loyola University Health Systems, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,647,858
Methodist Medical Center, Refunding, NATL Insured, 5.25%, 11/15/21	2,885,000	2,887,020
Northwestern Medical Facility Foundation, Refunding, NATL Insured, 5.125%,
11/15/28	7,500,000	7,255,650
South Suburban Hospital, ETM, 7.00%, 2/15/18	3,840,000	4,549,056
Illinois Municipal Electric Agency Power Supply Revenue, Series A, NATL RE, FGIC Insured,
5.00%, 2/01/35	20,000,000	20,592,600
Illinois State GO,
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,142,800
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,202,400
Refunding, 5.00%, 1/01/24	12,820,000	13,276,648
Illinois State Revenue, Build Illinois, Series B, 5.25%, 6/15/34	15,000,000	15,708,150
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1,
5.00%, 1/01/31	10,245,000	10,586,671
Kane County School District No. 129 GO, Series A, FGIC Insured, Pre-Refunded, 5.25%,
2/01/22	5,285,000	5,603,527
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place, Refunding, Series B, NATL Insured, zero cpn. to
6/14/12, 5.50% thereafter, 6/15/20	8,240,000	8,122,250
Capital Appreciation, McCormick Place, Refunding, Series B, NATL Insured, zero cpn. to
6/14/12, 5.55% thereafter, 6/15/21	6,000,000	5,870,640
Capital Appreciation, McCormick Place, Refunding, Series B, NATL Insured, zero cpn. to
6/14/17, 5.65% thereafter, 6/15/22	30,000,000	23,059,800
McCormick Place Expansion Project, 6.50%, 6/15/22	5,000	5,013
McCormick Place Expansion Project, 6.50%, 6/15/27	555,000	556,454

Semiannual Report | 27

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, (continued)
McCormick Place Expansion Project, Refunding, NATL RE, FGIC Insured, 5.25%,
12/15/28	$39,580,000	$40,010,630
McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12	250,000	250,665
McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn., 6/15/11	9,690,000	9,653,663
McCormick Place Expansion Project, Series A, NATL Insured, 5.00%, 12/15/28	26,795,000	27,622,430
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	12,000,000	16,561,800
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	1,000,000	1,222,000
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local
Government Program, AGMC Insured, zero cpn.,
12/01/24	3,850,000	2,040,770
12/01/26	7,700,000	3,654,189
University of Illinois University Revenues, Auxiliary Facilities System,
Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30	5,000,000	5,023,150
Refunding, Series B, NATL RE, FGIC Insured, 5.125%, 4/01/26	3,585,000	3,609,701
Series A, 5.75%, 4/01/38	7,000,000	7,761,880
Series B, FGIC Insured, Pre-Refunded, 5.125%, 4/01/26	8,415,000	8,582,711
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric
Co. Project, 5.45%, 2/01/23	3,600,000	3,607,848
		623,967,587
Indiana 0.9%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health, Series A, 5.50%,
2/01/29	9,000,000	9,926,280
Indiana Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A,
6.75%, 3/01/39	9,750,000	10,871,640
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
3/01/27	6,500,000	6,705,920
Indiana Health Facility Financing Authority Hospital Revenue,
Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/21	15,590,000	15,939,528
Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%,
8/01/21	1,910,000	2,011,402
Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22	1,200,000	1,203,204
Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
Refunding, 5.625%, 5/15/28	1,750,000	1,515,430
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power
Agency, Series B, 6.00%, 1/01/39	4,000,000	4,326,280
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana, Refunding,
Series B, 6.00%, 8/01/39	10,000,000	11,134,900
Indiana Transportation Finance Authority Highway Revenue, Pre-Refunded, 5.375%,
12/01/25	15,000,000	15,059,700
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project,
Series F, Assured Guaranty, 5.00%, 1/01/35	10,000,000	10,540,400
Jasper County EDR, Georgia-Pacific Corp. Project,
5.625%, 12/01/27	3,500,000	3,445,155
Refunding, 6.70%, 4/01/29	3,000,000	3,004,710

28 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C,
NATL Insured, 5.60%, 11/01/16	$5,000,000	$5,540,550
Madison County Authority Anderson Hospital Revenue, Refunding, Series A, NATL Insured,
8.00%, 1/01/14	55,000	55,279
Petersburg PCR, Indianapolis Power and Light Co. Projects, Refunding, 5.75%, 8/01/21	5,000,000	5,159,150
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%,
10/01/28	2,000,000	2,258,520
		108,698,048
Kansas 0.7%
Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,
Series A, NATL Insured, 5.30%, 6/01/31	18,000,000	18,422,460
Series B, NATL Insured, 4.85%, 6/01/31	19,325,000	19,578,544
Kansas State Development Finance Authority Health Facilities Revenue, Stormont-Vail
HealthCare Inc., Series L, NATL Insured, 5.125%, 11/15/36	3,750,000	3,801,862
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health, Refunding, 5.75%, 11/15/38	6,250,000	6,947,062
Susan B. Allen Memorial Hospital, Series Z, Radian Insured, 5.25%, 12/15/23	2,000,000	2,003,320
Kansas State Development Finance Authority Revenue, Water Pollution Control, Revolving
Fund,
Refunding, Series II, 5.125%, 11/01/18	3,450,000	3,596,108
Series II, Pre-Refunded, 5.125%, 11/01/18	1,550,000	1,624,044
Overland Park Development Corp. Revenue, second tier, Convention, Refunding, Series B,
AMBAC Insured, 5.125%, 1/01/32	20,000,000	17,872,400
Wyandotte County Kansas City Unified Government Utility System Revenue, Series A,
BHAC Insured, 5.25%, 9/01/34	5,000,000	5,329,250
		79,175,050
Kentucky 1.2%
Carroll County Environmental Facilities Revenue, AMBAC Insured, 5.75%, 2/01/26	12,500,000	13,076,750
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/13	6,825,000	6,457,269
8/15/14	6,860,000	6,263,249
8/15/16	7,005,000	5,916,983
8/15/17	7,115,000	5,732,698
Kentucky Economic Development Finance Authority Health System Revenue,
Norton Healthcare Inc.,
Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	5,817,454
Refunding, Series C, NATL Insured, 6.05%, 10/01/19	7,385,000	7,966,273
Refunding, Series C, NATL Insured, 6.10%, 10/01/21	6,050,000	6,497,881
Refunding, Series C, NATL Insured, 6.10%, 10/01/23	11,295,000	12,079,551
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/19	3,695,000	4,290,486
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/21	2,875,000	3,342,475
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/23	5,650,000	6,568,690
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
Regional Health Center Facility, Refunding and Improvement,
5.80%, 10/01/12	1,000,000	1,003,080
5.85%, 10/01/17	5,615,000	5,536,446

Semiannual Report | 29

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue,
Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	$4,000,000	$4,317,560
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
Series A, NATL Insured, 5.00%, 9/01/32	10,000,000	10,302,800
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding,
5.50%, 11/01/28	15,000,000	16,645,650
Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine
University, Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,137,910
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish
Hospital and St. Mary’s HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	11,500,000	12,313,165
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,454,790
		144,721,160
Louisiana 2.7%
Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
10/01/12	7,695,000	7,723,856
East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%,
2/01/39	6,000,000	6,426,180
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
11/01/27	5,655,000	5,850,211
Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
5.55%, 6/01/32	670,000	675,842
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	12,485,000	13,202,638
Lafayette Public Improvement Sales Tax GO, Series B, NATL Insured, 4.75%, 3/01/30	5,055,000	5,310,429
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, 5.00%, 11/01/32	6,730,000	6,942,197
Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31	4,290,000	4,170,695
NATL Insured, 5.00%, 12/01/26	5,605,000	5,762,837
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady
Health System Project, 6.75%, 7/01/39	10,000,000	11,061,600
Louisiana Public Facilities Authority Revenue,
Cleco Power Project, Mandatory Put 12/01/11, 7.00%, 12/01/38	10,000,000	10,571,200
Millennium Housing LLC Student Housing, CIFG Insured, 5.00%, 11/01/30	10,000,000	9,375,100
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	9,940,504
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	9,738,800
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,855,100
Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/32	5,000,000	5,371,700
Louisiana State Gas and Fuels Tax Revenue,
second lien, Series B, 5.00%, 5/01/45	38,690,000	40,813,694
Series A, AGMC Insured, 5.00%, 5/01/35	31,040,000	31,944,816
Series A, AMBAC Insured, 5.00%, 6/01/27	19,250,000	19,742,607
Louisiana State GO, Refunding, 5.00%, 11/15/22	18,995,000	22,021,853
New Orleans GO,
Public Improvement, NATL Insured, 5.00%, 10/01/33	3,545,000	3,464,174
Radian Insured, 5.00%, 12/01/27	5,935,000	6,138,392
Radian Insured, 5.125%, 12/01/33	11,645,000	11,806,633
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13	1,490,000	1,495,543

30 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11,
6.00%, 10/01/38	$4,750,000	$4,931,593
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue,
Series A, AMBAC Insured, 5.00%, 7/01/36	6,230,000	6,303,452
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
6/01/37	40,500,000	40,178,835
West Feliciana Parish PCR, Gulf States Utilities Co. Project, 7.00%, 11/01/15	1,350,000	1,350,000
		315,170,481
Maine 0.2%
Maine Educational Loan Authority Student Loan Revenue, A, Series A-3, Assured Guaranty,
5.875%, 12/01/39	17,715,000	19,564,446
Maine Health and Higher Educational Facilities Authority Revenue, Series A, NATL Insured,
5.00%, 7/01/32	6,045,000	6,188,146
		25,752,592
Maryland 0.8%
Baltimore Project Revenue,
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/37	5,000,000	5,298,600
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37	8,130,000	8,615,524
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
Refunding, CIFG Insured, 5.00%, 6/01/33	15,000,000	14,959,050
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,931,900
Maryland State GO, State and Local Facilities Loan, Refunding, Third Series C, 5.00%,
11/01/19	17,420,000	21,174,532
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,521,850
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,170,160
Upper Chesapeake Hospitals, Series C, 6.00%, 1/01/38	5,000,000	5,362,750
Western Maryland Health, Series A, NATL Insured, 5.00%, 7/01/34	19,345,000	19,495,504
		87,529,870
Massachusetts 3.4%
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A,
5.25%, 7/01/34	27,630,000	30,269,770
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
5.00%, 7/01/28	10,000,000	11,688,400
Massachusetts Educational Financing Authority Education Loan Revenue,
Series H, Assured Guaranty, 6.35%, 1/01/30	8,070,000	8,791,781
Series I, 6.00%, 1/01/28	20,000,000	21,768,400
Massachusetts State College Building Authority Project Revenue, Series B, 5.00%,
5/01/35	3,500,000	3,748,500
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	31,823,360
Massachusetts State Development Finance Agency Revenue,
Brandeis University, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	20,542,595
Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured,
5.125%, 8/01/28	6,735,000	6,779,249
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,403,800

Semiannual Report | 31

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		Massachusetts (continued)
		Massachusetts State GO,
		Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	$10,000,000	$10,615,800
		NATL Insured, Pre-Refunded, 5.00%, 8/01/22	4,100,000	4,416,274
		Massachusetts State Health and Educational Facilities Authority Revenue,
		Berklee College of Music, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,281,800
		Berkshire Health System, Series E, 6.25%, 10/01/31	2,250,000	2,290,703
		Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25	4,500,000	4,567,995
		CareGroup, Series E-1, 5.125%, 7/01/33	3,000,000	3,034,830
		CareGroup, Series E-1, 5.125%, 7/01/38	3,500,000	3,509,660
		Emmanuel College, NATL Insured, 5.00%, 7/01/37	10,000,000	10,016,200
		Harvard University, Refunding, Series A, 5.00%, 12/15/34	20,000,000	21,914,600
		Harvard University, Refunding, Series A, 5.50%, 11/15/36	51,450,000	58,601,035
		Harvard University, Series FF, Pre-Refunded, 5.00%, 7/15/22	13,550,000	14,604,867
		Northeastern University, Series A, 5.00%, 10/01/35	20,000,000	20,791,800
		Northeastern University, Series R, 5.00%, 10/01/33	6,830,000	7,096,370
		Springfield College, 5.50%, 10/15/31	1,710,000	1,806,410
		Springfield College, 5.625%, 10/15/40	7,000,000	7,317,520
		Massachusetts State HFA Housing Revenue, Series B, 7.00%, 12/01/38	10,000,000	10,967,200
		Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
		AGMC Insured, 5.00%, 8/15/30	15,000,000	15,982,350
		AMBAC Insured, 4.50%, 8/15/35	30,000,000	30,260,100
		Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A,
		5.00%, 8/01/32	225,000	230,229
		Pre-Refunded, 5.00%, 8/01/32	4,775,000	5,156,427
		Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
		MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,310
				389,729,335
		Michigan 3.7%
		Anchor Bay School District GO, Refunding, 5.00%, 5/01/29	6,300,000	6,340,068
		Chippewa Valley School GO, Pre-Refunded, 5.125%, 5/01/27	5,310,000	5,680,160
		Detroit City School District GO, School Building and Site Improvement,
		Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	14,925,000	15,919,005
		Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	2,000,000	2,206,000
		Series B, FGIC Insured, 5.00%, 5/01/33	16,870,000	16,757,308
		Detroit GO, Distribution State Aid, 5.00%, 11/01/30	22,500,000	23,033,250
		Detroit Sewer Disposal System Revenue,
		second lien, Series A, NATL Insured, 5.00%, 7/01/30	5,470,000	5,471,860
		senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31	10,000,000	10,314,300
		Detroit Water Supply System Revenue,
		second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,775,450
		second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33	5,000,000	5,212,550
		senior lien, Refunding, Series B, Assured Guaranty, 5.00%, 7/01/21	10,000,000	10,444,900
		senior lien, Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	32,650,000	32,920,015
		senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	7,060,000	7,273,353
		senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	17,575,000	17,696,795
		senior lien, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	6,170,000	6,364,849
		Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%,
		2/01/27	8,625,000	8,485,448

32	|	Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%,
5/01/31	$21,800,000	$22,455,744
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 5.00%, 10/15/24	29,920,000	30,760,154
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	16,983,900
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	13,088,750
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,400,300
Facilities Program, Series I, Pre-Refunded, 5.00%, 10/15/24	1,430,000	1,492,162
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,475,000	9,794,592
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,184,750
5.50%, 11/01/25	1,000,000	1,128,620
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,519,400
Michigan State Hospital Finance Authority Revenue, Mid-Michigan Obligation Group,
Series A,
6.00%, 6/01/29	4,000,000	4,290,480
6.125%, 6/01/39	5,000,000	5,468,500
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Education, Refunding,
5.625%, 7/01/20	7,000,000	7,945,770
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,133,200
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%,
11/01/30	10,000,000	10,485,000
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
Senior Series A, 6.00%, 6/01/34	42,680,000	37,783,750
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
Refunding, 8.25%, 9/01/39	20,000,000	24,165,800
Refunding, Series W, 6.375%, 8/01/29	10,000,000	10,758,000
Series M, NATL Insured, 5.25%, 11/15/31	10,000,000	9,812,600
Wayne State University Revenues, General, AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,088,450
West Ottawa Public School District GO, Series A, 5.00%, 5/01/27	5,000,000	5,165,700
		423,800,933
Minnesota 0.7%
Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26	9,100,000	8,807,890
Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29	1,500,000	1,489,425
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32	32,025,000	32,284,082
Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26	19,000,000	19,152,190
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,537,140
6.75%, 11/15/32	6,250,000	7,107,875
Minnesota Agricultural and Economic Development Board Revenue, Health Care System,
Refunding, Series A, NATL Insured, 5.75%, 11/15/26	510,000	510,439
University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13	1,250,000	1,409,750
		83,298,791

Semiannual Report | 33

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Mississippi 0.8%
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%,
2/01/26	$36,500,000	$36,509,125
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
Refunding,
5.875%, 4/01/22	40,000,000	40,145,200
5.90%, 5/01/22	8,250,000	8,279,040
Mississippi State GO, Refunding, 5.75%, 12/01/12	2,000,000	2,213,240
		87,146,605
Missouri 1.0%
Jackson County Special Obligation Revenue, NATL Insured, 5.00%, 12/01/22	9,095,000	9,404,685
Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
Series A, NATL Insured, 5.00%, 12/01/30	11,500,000	11,663,530
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34	14,000,000	14,221,620
Plum Point Project, NATL Insured, 5.00%, 1/01/34	13,000,000	12,788,880
Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
10/15/28	8,250,000	8,583,465
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	15,805,200
Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21	9,950,000	10,320,936
Series B, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21	7,550,000	7,840,448
St. Louis Airport Revenue,
Airport Development Program, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/20	5,000,000	5,154,750
Airport Development Program, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/21	7,250,000	7,474,388
Capital Improvement Program, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/27	12,390,000	13,321,852
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
5.40%, 5/15/28	4,000,000	3,516,880
		120,096,634
Montana 0.3%
Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%,
3/01/31	30,000,000	30,226,500
Nebraska 1.3%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured,
5.00%, 12/15/31	5,795,000	6,167,850
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%,
12/01/28	5,000,000	5,527,350
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	25,985,481
Lincoln Electric System Revenue, 5.00%, 9/01/31	8,645,000	9,164,737
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health
Services Project, Series A-1, 6.00%, 7/01/33	12,000,000	12,605,400
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A,
BHAC Insured, 5.375%, 4/01/39	5,000,000	5,479,300

34 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Nebraska (continued)
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier,
Refunding, AMBAC Insured, 5.00%, 2/01/35	$30,000,000	$30,724,500
Series A, AMBAC Insured, Pre-Refunded, 5.125%, 4/01/26	12,500,000	13,322,875
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%,
6/01/36	9,000,000	9,547,110
Omaha Public Power District Separate Electricity Revenue, System, Nebraska City 2,
Series A, AMBAC Insured, 5.00%, 2/01/30	12,165,000	12,850,255
University of Nebraska Revenues,
Kearney Student Fees and Facilities, 5.00%, 7/01/30	5,000,000	5,346,250
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,449,450
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,344,200
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,269,150
		152,783,908
Nevada 0.6%
Clark County Airport Revenue, sub. lien,
Series A-2, NATL RE, FGIC Insured, 5.125%, 7/01/27	10,000,000	10,289,800
Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31	20,000,000	20,652,000
Clark County School District GO,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	15,000,000	16,403,850
Series C, AGMC Insured, 5.00%, 6/15/21	10,000,000	10,917,000
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
12/01/17	10,275,000	10,312,915
Washoe County GO, Reno Sparks Convention, Refunding, Series A, NATL RE, FGIC Insured,
5.00%, 7/01/24	5,000,000	5,080,600
		73,656,165
New Hampshire 0.3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
6/20/33	5,268,000	5,271,266
New Hampshire Health and Education Facilities Authority Revenue,
Exeter Project, 6.00%, 10/01/24	2,000,000	2,059,380
Exeter Project, 5.75%, 10/01/31	1,000,000	1,022,400
The Memorial Hospital, Refunding, 5.25%, 6/01/26	1,000,000	977,090
The Memorial Hospital, Refunding, 5.25%, 6/01/36	1,100,000	1,018,424
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire
Catholic Charities, 5.80%, 8/01/22	1,050,000	1,050,137
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,030,525
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligation Group,
Series A, 6.125%, 10/01/39	5,000,000	5,210,350
		28,639,572
New Jersey 3.1%
Health Care Facilities Financing Authority Revenue, Englewood Hospital, NATL Insured,
5.00%, 8/01/23	5,000,000	5,140,300
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
Series 1, 6.00%, 1/01/19	2,100,000	1,900,521
Series 1, 6.00%, 1/01/29	5,000,000	4,128,800
Series 2, 6.125%, 1/01/19	2,000,000	1,825,040
Series 2, 6.125%, 1/01/29	5,000,000	4,188,950

	Semiannual Report | 35

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA Lease Revenue, International Center for Public Health Project, University
of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	$5,000,000	$5,003,500
New Jersey EDA Revenue,
Cigarette Tax, 5.75%, 6/15/29	20,000,000	19,901,400
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,333,500
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,058,150
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25	7,500,000	7,582,200
School Facilities Construction, Series O, 5.125%, 3/01/28	20,000,000	21,129,000
School Facilities Construction, Series U, 5.00%, 9/01/37	22,000,000	22,875,160
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital
Asset Transformation Program, Series A, 5.25%, 10/01/38	10,000,000	10,433,300
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,
6/15/25	20,305,000	22,077,017
6/15/26	8,000,000	8,692,080
6/15/27	4,000,000	4,327,880
6/15/28	2,000,000	2,159,420
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%,
10/01/28	7,105,000	7,799,727
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Series A, 6.00%, 12/15/38	60,000,000	68,916,600
Series A, AGMC Insured, 5.00%, 12/15/34	35,000,000	36,486,800
Series D, 5.25%, 12/15/23	50,000,000	56,328,500
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
5.15% thereafter, 1/01/35	10,000,000	8,396,800
Series E, 5.25%, 1/01/40	13,925,000	15,055,571
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 5.75%, 6/01/32	14,830,000	15,827,317
		365,567,533
New Mexico 0.1%
New Mexico Finance Authority Revenue, New Mexico Finance Authority, Series B, 5.50%,
6/01/39	11,000,000	11,013,200
New York 5.3%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
5/01/33	12,500,000	14,295,125
MTA Commuter Facilities Revenue, Series A, Pre-Refunded, 5.25%, 7/01/28	5,000,000	5,165,350
MTA Dedicated Tax Fund Revenue,
Series A, NATL Insured, ETM, 6.25%, 4/01/11	1,280,000	1,311,808
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31	14,250,000	14,941,980
Series B, 5.25%, 11/15/28	6,000,000	6,679,260
Series B, 5.25%, 11/15/29	4,000,000	4,443,160
Series B, 5.25%, 11/15/30	3,000,000	3,325,110
Series B, 5.00%, 11/15/34	5,000,000	5,321,250
MTA Revenue,
Refunding, Series E, 5.25%, 11/15/31	10,000,000	10,370,300
Refunding, Series U, 5.125%, 11/15/31	20,720,000	21,436,912
Series A, 5.00%, 11/15/37	25,000,000	25,624,750
Transportation, Series C, 6.50%, 11/15/28	15,000,000	17,769,600

36 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Transit Facilities Revenue, Service Contract, Series 8, Pre-Refunded, 5.375%,
7/01/21	$15,000,000	$16,917,750
New York City GO,
Refunding, Series C, 5.00%, 8/01/23	24,620,000	27,676,081
Refunding, Series H, 6.125%, 8/01/25	5,000	5,017
Series D, 8.00%, 8/01/16	5,000	5,087
Series D, 5.50%, 6/01/24	16,405,000	17,099,096
Series D, Pre-Refunded, 5.50%, 6/01/24	7,535,000	8,138,780
Series E, 6.50%, 12/01/12	20,000	20,095
Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,893,900
Series F, 5.25%, 1/15/23	10,200,000	10,866,468
Series F, Pre-Refunded, 5.25%, 1/15/23	9,800,000	10,812,634
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Refunding, Series D, 5.25%, 6/15/25	7,215,000	7,448,189
Refunding, Series D, 5.00%, 6/15/37	19,800,000	20,890,980
Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	16,729,800
Series A, 5.75%, 6/15/40	6,000,000	6,826,740
Series D, Pre-Refunded, 5.25%, 6/15/25	2,785,000	2,897,848
Series G, AGMC Insured, 5.125%, 6/15/32	24,215,000	24,708,986
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-2, 6.00%, 7/15/38	20,000,000	23,143,400
Series S-3, 5.25%, 1/15/34	10,170,000	10,947,496
Series S-4, 5.50%, 1/15/34	12,890,000	14,478,692
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Refunding, Series B, 5.00%, 5/01/30	7,200,000	7,476,408
Series B, Pre-Refunded, 5.00%, 5/01/30	300,000	317,169
Series D, 5.00%, 2/01/27	10,000,000	10,578,000
New York City Trust for Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
AMBAC Insured, 5.125%, 7/01/31	8,000,000	8,201,120
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,304,500
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America
Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	26,214,250
New York Liberty Development Corp. Revenue,
5.50%, 10/01/37	13,000,000	13,975,390
Goldman Sachs Headquarters, 5.25%, 10/01/35	25,000,000	25,956,250
New York State Dormitory Authority Revenues,
City University System Consolidated, Third General, Refunding, Series 1, 5.25%,
7/01/25	10,000,000	10,000,000
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/40	25,000,000	26,861,250
State Supported Debt, Upstate Community Colleges, 6.00%, 7/01/31	23,215,000	26,143,804
State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
7/01/28	1,535,000	1,543,749
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	370,000	370,818
6.125%, 11/01/20	305,000	305,543
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series B-1,
5.00%, 3/15/36	5,000,000	5,312,100

Semiannual Report | 37

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		New York (continued)
		Onondaga County GO, 5.875%, 2/15/12	$300,000	$320,841
		Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/29	8,000,000	8,533,280
		Triborough Bridge and Tunnel Authority Revenues,
		General Purpose, 5.25%, 11/15/38	25,000,000	27,031,750
		General Purpose, Refunding, Series A, 5.00%, 1/01/27	5,000,000	5,157,150
		General Purpose, Series A, 5.00%, 1/01/32	3,085,000	3,169,745
		General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	19,154,850
		General Purpose, Series X, ETM, 6.625%, 1/01/12	1,800,000	1,873,170
		General Purpose, Series Y, ETM, 6.00%, 1/01/12	500,000	518,905
		General, Series A-2, 5.25%, 11/15/34	7,500,000	8,170,875
				609,682,561
		North Carolina 2.1%
		Charlotte Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/34	6,000,000	6,089,760
		Charlotte COP,
		Refunding, Series C, 5.00%, 6/01/34	13,000,000	13,723,060
		Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	16,620,638
		North Carolina Eastern Municipal Power Agency Power System Revenue,
		Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,564,238
		Refunding, Series B, 6.25%, 1/01/23	39,030,000	50,077,051
		Refunding, Series D, 5.125%, 1/01/23	12,000,000	12,429,840
		Refunding, Series D, 5.125%, 1/01/26	3,000,000	3,108,090
		Series A, 5.50%, 1/01/26	4,500,000	5,092,920
		North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
		AGMC Insured, 4.75%, 9/01/24	6,970,000	7,168,436
		North Carolina State Capital Improvement Limited Obligation Revenue, 5.00%,
		5/01/22	5,000,000	5,704,700
		5/01/24	5,500,000	6,192,065
		5/01/25	5,750,000	6,437,298
		5/01/27	4,500,000	4,985,325
		5/01/28	4,250,000	4,682,140
		North Carolina Turnpike Authority Triangle Expressway System Revenue,
		Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	7,495,500
		Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	4,249,800
		Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	3,996,828
		Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,331,175
		Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,103,694
		Wake County GO, Refunding, Series C, 5.00%,
		3/01/24	18,125,000	22,082,412
		3/01/25	21,780,000	26,594,033
		Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28	11,000,000	11,415,250
				238,144,253
		North Dakota 0.3%
		Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
		Assured Guaranty, 5.00%, 12/01/26	8,385,000	8,686,021
		Refunding, 5.50%, 12/01/20	8,870,000	9,067,624
		Refunding, 5.50%, 12/01/24	13,945,000	14,041,778
				31,795,423

38	|	Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Ohio 2.7%
	Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
	Children’s Hospital Center, AGMC Insured, 5.00%, 11/15/31	$9,250,000	$9,344,165
	Akron Income Tax Revenue, Community Learning Centers, NATL RE, FGIC Insured, 5.00%,
	12/01/26	6,085,000	6,372,516
	12/01/27	3,185,000	3,326,955
	American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
	Refunding, Series A, 5.00%, 2/15/38	22,500,000	23,232,825
	Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%,
	6/01/45	6,750,000	6,882,570
	Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
	Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to 12/01/12,
	6.25% thereafter, 6/01/37	15,000,000	10,446,600
	Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	17,500,000	14,698,425
	Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,982,450
	Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42	5,000,000	3,948,750
	Cleveland Airport System Revenue, Series A, AGMC Insured, 5.00%, 1/01/31	17,930,000	17,971,060
	Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, 5.00%,
	6/01/29	5,000,000	5,159,950
	Columbus City School District GO, School Facilities Construction and Improvement,
	FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	16,000,000	17,784,960
	Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30	17,100,000	17,322,813
	Hamilton County Sales Tax Revenue,
	Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32	1,995,000	2,000,985
	Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32	8,005,000	8,036,059
	Kettering City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.00%,
	12/01/30	1,860,000	2,104,311
	Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded,
	5.00%, 12/01/34	4,000,000	4,812,880
	Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	29,370,000	30,444,355
	Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
	12/01/31	8,000,000	8,150,720
	12/01/36	13,725,000	13,795,821
	Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
	Pre-Refunded,
	5.375%, 12/01/20	4,275,000	4,334,765
	5.45%, 12/01/25	3,000,000	3,042,120
	Ohio State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy
	Solutions Corp., Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,441,885
	Ohio State GO, Series A, 5.375%, 9/01/28	10,000,000	11,167,900
	Ohio State Water Development Authority Pollution Control Facilities Revenue, FirstEnergy
	Solutions Corp., Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33	13,000,000	14,475,110
	Pickerington Local School District GO, School Facilities Construction and Improvement,
	FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	15,000,000	15,746,250
	Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
	2/15/38	17,000,000	17,737,290
	Springboro Community City School District GO, School Improvement, NATL Insured,
Pre	-Refunded, 5.00%, 12/01/27	10,350,000	11,836,777

Semiannual Report | 39

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Ohio (continued)
	University of Cincinnati COP, Jefferson Avenue Residence Hall, NATL Insured, 5.125%,
	6/01/28	$4,000,000	$4,001,800
	University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, Pre-Refunded,
	5.25%, 6/01/24	5,000,000	5,192,350
			311,795,417
	Oregon 1.1%
	Lane County School District No. 19 Springfield GO, Refunding, NATL RE, FGIC Insured,
	6.00%, 10/15/13	1,250,000	1,419,088
	Oregon Health and Science University Revenue, Series A,
	5.75%, 7/01/39	5,000,000	5,480,300
	NATL Insured, 5.00%, 7/01/26	10,500,000	10,597,755
	Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
	4.50%, 11/15/32	30,000,000	30,966,900
	Oregon State EDR, Georgia-Pacific Corp. Project,
	Refunding, Series 183, 5.70%, 12/01/25	3,500,000	3,406,725
	Series CLVII, 6.35%, 8/01/25	5,500,000	5,500,880
	Oregon State GO, State Board of Higher Education, Series A,
	5.00%, 8/01/26	6,630,000	7,108,885
	5.00%, 8/01/27	6,955,000	7,432,113
Pre	-Refunded, 5.00%, 8/01/26	12,000,000	12,418,080
	Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	27,023,750
	Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,365,456
			123,719,932
	Pennsylvania 3.4%
	Allegheny County Hospital Development Authority Revenue, Health System, Series A,
	NATL Insured, Pre-Refunded, 6.50%, 11/15/30	10,000,000	10,220,800
	Allegheny County Port Authority Special Revenue, Transportation, Refunding, NATL RE,
	FGIC Insured, 5.00%, 3/01/29	10,000,000	10,118,500
	Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	14,690,185
	Coatesville School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,981,686
	Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
	AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,618,800
	Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
	11/01/37	5,000,000	4,670,450
	Erie Water Authority Water Revenue, Series A, NATL Insured, Pre-Refunded, 5.20%,
	12/01/30	18,700,000	19,649,773
	Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life
	Communities Inc. Obligated Group, 5.25%, 11/15/28	2,500,000	2,499,775
	Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital
	Project, Series A, 5.375%, 8/15/28	5,000,000	5,148,500
	Northampton County General Purpose Authority Revenue, County Agreement, AGMC Insured,
	5.25%, 10/01/30	12,150,000	12,658,356
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
	Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	20,000,000	22,551,400
	[a] Pennsylvania Economic Development Financing Authority Water Facilities Revenue,
	Aqua Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	20,638,600

40 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

			Principal Amount	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
	Pennsylvania Economic Development Financing Authority Water Facility Revenue,
	American Water Co. Project, 6.20%, 4/01/39		$12,500,000	$13,853,750
	Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University,
	Refunding, NATL Insured, 5.00%, 4/01/33		14,225,000	14,875,225
	Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
	7/15/31		5,850,000	6,100,029
	Pennsylvania State Turnpike Commission Turnpike Revenue,
	5.00%, 12/01/38		20,000,000	20,919,800
	Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter,
	6/01/33		5,000,000	4,064,750
	Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28		5,000,000	5,735,950
	Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38		15,000,000	17,050,500
	Series B, 5.75%, 6/01/39		20,000,000	21,702,800
	Philadelphia Authority for Industrial Development Lease Revenue, Series B, AGMC Insured,
Pre	-Refunded, 5.25%, 10/01/30		15,630,000	16,487,774
	Philadelphia Gas Works Revenue,
	Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29		5,000,000	5,143,350
	Refunding, First Series A, AGMC Insured, 5.00%, 7/01/26		5,000,000	5,005,150
	Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24		11,000,000	11,762,410
	Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage,
	North Philadelphia Health Systems, Refunding, Series A, FHA Insured,
	5.30%, 1/01/18		2,175,000	2,180,851
	5.35%, 1/01/23		5,690,000	5,705,534
	5.375%, 1/01/28		3,700,000	3,709,990
	Philadelphia Municipal Authority Revenue, Lease, 6.375%, 4/01/29		4,500,000	4,891,410
	Philadelphia RDAR, Neighborhood Transformation, Series C, NATL RE, FGIC Insured,
	5.00	%,
	4/15/29		10,965,000	11,016,755
	4/15/30		12,000,000	12,018,600
	Philadelphia School District GO,
	Series A, AGMC Insured, Pre-Refunded, 5.75%, 2/01/30		14,050,000	14,237,989
	Series E, 6.00%, 9/01/38		25,000,000	27,484,000
	Philadelphia Water and Wastewater Revenue, Series A,
	5.25%, 1/01/25		1,000,000	1,089,160
	5.00%, 1/01/26		5,000,000	5,294,950
	5.00%, 1/01/27		1,750,000	1,843,310
	5.25%, 1/01/32		5,000,000	5,267,450
	NATL RE, FGIC Insured, 5.00%, 11/01/31		8,995,000	9,132,983
	Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional
	Enterprise Tower Revenue, Refunding, Assured Guaranty, 5.00%, 2/01/35		18,000,000	18,431,100
				400,452,395
	Rhode Island 1.1%
	Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, 5.00%,
	8/01/30		7,990,000	8,296,656
	Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty,
	5.50%, 5/15/27		17,300,000	19,252,824

Semiannual Report | 41

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		Rhode Island (continued)
		Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
		Refunding, Series 15-A, 6.85%, 10/01/24	$620,000	$620,143
		Refunding, Series 25-A, 4.95%, 10/01/16	85,000	85,092
		Series 10-A, 6.50%, 10/01/22	475,000	475,380
		Series 10-A, 6.50%, 4/01/27	265,000	265,233
		Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
		7/01/27	12,280,000	12,675,539
		7/01/30	14,965,000	15,313,535
		Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
		Brown University Rhode Island, Refunding, Series A, 5.00%, 9/01/39	9,695,000	10,276,312
		New England Institute of Technology, Series A, 5.125%, 3/01/40	16,435,000	16,720,312
		Rhode Island State Health and Educational Building Corp. Revenue,
		Higher Education Facility, University of Rhode Island, Refunding, Series A,
		AMBAC Insured, 5.00%, 9/15/30	10,000,000	10,303,900
		Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21	925,000	958,022
		Hospital Financing, Lifespan Obligated Group, Pre-Refunded, 6.375%, 8/15/21	6,075,000	6,562,033
		Hospital Financing, Lifespan Obligated Group, Refunding, Series A, AGMC Insured,
		5.00%, 5/15/26	5,000,000	5,251,000
		Hospital Financing, Lifespan Obligated Group, Refunding, Series A, AGMC Insured,
		5.00%, 5/15/32	14,440,000	14,719,125
		Hospital Financing, Lifespan Obligated Group, Series A, 7.00%, 5/15/39	8,200,000	9,395,150
				131,170,256
		South Carolina 2.0%
		Anderson County School District No. 5 GO, 5.00%, 2/01/36	11,415,000	12,171,015
		Charleston Educational Excellence Finance Corp. Revenue, Charleston County School
		District, 5.25%, 12/01/30	8,000,000	8,561,360
		Columbia Waterworks and Sewer System Revenue, 5.00%, 2/01/40	10,000,000	10,694,000
		Dorchester County Waterworks and Sewer System Revenue, Refunding, NATL Insured,
		5.00%, 10/01/28	8,000,000	8,246,320
		Greenville County School District Installment Purchase Revenue, Building Equity Sooner
		Tomorrow, Refunding, 5.00%, 12/01/28	7,500,000	7,988,325
		Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
		District 50, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,029,789
		Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
		Project, 5.00%, 12/01/26	12,300,000	12,711,435
		Medical University of South Carolina Hospital Authority Hospital Facilities Revenue,
		Mortgage, Refunding, Series A, NATL Insured, 5.00%, 8/15/31	12,720,000	13,000,222
		Newberry Investing in Children’s Education Installment Revenue, Newberry County School
		District Project, 5.00%, 12/01/30	4,000,000	4,040,920
		Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,962,300
		Scago Educational Facilities Corp. for Beaufort School District Revenue, Beaufort School
		District, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,643,152
		Scago Educational Facilities Corp. for Chesterfield School District Revenue, School Project,
		Assured Guaranty, 5.00%, 12/01/29	7,500,000	7,880,250
		Scago Educational Facilities Corp. for Colleton School District Revenue, School Project,
		Assured Guaranty, 5.00%,
		12/01/25	3,340,000	3,524,067
		12/01/26	4,000,000	4,205,000

42	|	Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
Project, AGMC Insured, 5.00%,
12/01/25	$18,900,000	$20,046,285
12/01/31	10,000,000	10,419,400
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A,
AGMC Insured, 5.00%, 8/01/35	20,000,000	20,264,200
South Carolina Jobs EDA Hospital Revenue,
Anmed Health, Refunding and Improvement, Series B, Assured Guaranty, 5.375%,
2/01/29	4,000,000	4,307,080
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,067,950
South Carolina Public Service Authority Revenue, Series B, AGMC Insured, Pre-Refunded,
5.25%, 1/01/33	31,835,000	33,644,820
South Carolina State Public Service Authority Revenue, Refunding,
Series A, 5.50%, 1/01/38	7,500,000	8,221,650
Series B, 5.25%, 1/01/34	6,000,000	6,539,340
Sumter Two School Facilities Inc. Installment Purchase Revenue, Sumter County School
District 2, Refunding, Assured Guaranty, 4.50%, 12/01/32	6,000,000	5,974,860
		229,143,740
South Dakota 0.3%
South Dakota Health and Educational Facilities Authority Revenue,
Avera Health Issue, AMBAC Insured, 5.25%, 7/01/22	15,425,000	15,847,799
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,140,910
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,132,800
Sanford Health, 5.00%, 11/01/27	2,355,000	2,402,053
Sanford Health, 5.00%, 11/01/40	12,945,000	12,949,272
		39,472,834
Tennessee 0.2%
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/22	2,740,000	2,997,204
Knox County Health Educational and Housing Facilities Board Revenue, University Health
System Inc., Refunding, 5.25%, 4/01/27	17,500,000	17,765,475
Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%,
7/01/15	190,000	191,543
		20,954,222
Texas 8.2%
Allen ISD, GO, School Building, Series A, 5.00%, 2/15/39	12,575,000	13,164,264
Austin Community College District Public Facility Corp. Revenue, Educational Facility
Project, Round Rock Campus, 5.25%, 8/01/33	8,675,000	9,253,622
Austin Electric Utility System Revenue, Refunding, NATL Insured, 5.00%, 11/15/28	10,000,000	10,277,300
Austin ISD, GO, Refunding, 5.00%, 8/01/33	10,000,000	10,680,300
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/39	16,400,000	17,281,664
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax, AGMC Insured,
5.00%, 6/15/37	20,000,000	20,945,000
Bexar County HFC, MFHR, American Opportunity Housing, Series A, NATL Insured, 5.80%,
1/01/31	6,000,000	5,562,900
Bexar County Hospital District GO, Certificates of Obligation, 5.00%, 2/15/38	10,000,000	10,484,100

Semiannual Report | 43

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Texas (continued)
	Bridge City ISD, GO, PSF Guarantee, Pre-Refunded, 5.375%, 2/15/32	$1,930,000	$1,958,159
	Carrollton GO, Improvement, AGMC Insured, Pre-Refunded, 5.25%, 8/15/19	1,000,000	1,039,020
	Crowley ISD, GO, School Building, PSF Guarantee, 5.00%, 8/01/36	13,900,000	14,893,572
	Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%,
	8/15/34	18,975,000	19,800,792
	Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured,
	5.375%, 2/15/29	28,325,000	28,767,436
	Dallas ISD, GO,
	PSF Guarantee, Pre-Refunded, 5.25%, 2/15/20	1,695,000	1,801,480
	Refunding, PSF Guarantee, 5.25%, 2/15/20	305,000	321,080
	Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	10,802,800
	Dallas-Fort Worth International Airport Revenue,
	[a] Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	25,117,000
	Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.625%, 11/01/26	85,000,000	86,026,800
	Denton ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,577,035
	Duncanville ISD, GO, Series B, PSF Guarantee, Pre-Refunded, 5.25%, 2/15/32	9,850,000	10,435,878
	Forney ISD, GO, School Building, Series A, PSF Guarantee, 6.00%, 8/15/37	2,000,000	2,295,380
	Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, USX Corp.
	Projects, Refunding, 5.50%, 9/01/17	3,250,000	3,259,360
	Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
	4/01/32	3,000,000	2,974,200
	Harris County Flood Control District GO, Contract Tax, Refunding, Series A, 5.00%,
	10/01/39	15,000,000	16,052,100
	Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
	Healthcare System, Refunding, Series B, 7.25%, 12/01/35	13,500,000	15,565,500
	Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured,
	5.125%, 2/15/32	10,215,000	10,287,833
	Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	10,648,100
	Harris County Revenue, Series C, 5.00%, 8/15/33	6,000,000	6,335,640
	Hays Consolidated ISD, GO, Capital Appreciation, PSF Guarantee, Pre-Refunded, zero cpn.,
	8/15/19	5,285,000	3,293,083
	8/15/21	8,420,000	4,629,905
	8/15/22	8,470,000	4,379,329
	Hidalgo County GO, Certificates of Obligation, AGMC Insured, Pre-Refunded, 5.25%,
	8/15/21	2,500,000	2,596,525
	Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
	7/01/34	5,000,000	5,421,750
	7/01/39	30,850,000	33,221,748
	Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project,
	FGIC Insured, Pre-Refunded, 5.125%, 3/01/28	15,000,000	15,929,250
	Houston GO, Public Improvement, Refunding, NATL Insured, 5.00%, 3/01/25	5,000,000	5,182,050
	Houston Higher Education Finance Corp. Higher Education Revenue, Rice University Project,
	Series A, 5.00%, 5/15/40	12,985,000	13,920,569
	Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured,
Pre	-Refunded, 5.25%, 12/01/30	14,000,000	14,052,080
	Keller ISD, GO, School Building, 5.50%, 2/15/35	10,000,000	10,915,500
	[a] Laredo Waterworks Sewer System Revenue, 5.25%, 3/01/40	16,535,000	17,252,454

44 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Lower Colorado River Authority Revenue,
Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 5/15/26	$130,000	$133,240
Refunding and Improvement, Series A, NATL Insured, 5.00%, 5/15/26	1,870,000	1,889,317
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	16,217,730
Series B, AGMC Insured, 5.00%, 5/15/31	10,000,000	10,218,900
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health
System of East Texas, Refunding, 6.25%, 2/15/37	5,000,000	5,129,250
Manor ISD, GO, School Building, PSF Guarantee, 5.00%, 8/01/37	8,175,000	8,568,953
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,127,900
North Central Texas Health Facility Development Corp. Revenue, Children’s Medical Center
Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24	19,335,000	20,007,278
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%,
12/15/34	20,000,000	21,513,400
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	28,120,500
5.50%, 12/15/38	25,000,000	26,129,250
North Texas Tollway Authority Revenue,
Capital Appreciation, System, first tier, Refunding, Series I, zero cpn. to 1/01/15,
6.50% thereafter, 1/01/43	25,000,000	21,004,750
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,790,875
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	37,166,500
System, first tier, Refunding, Series K-2, 6.00%, 1/01/38	15,000,000	16,308,000
System, second tier, Refunding, Series F, 5.75%, 1/01/38	30,000,000	31,430,100
Northside ISD, GO,
PSF Guarantee, Pre-Refunded, 5.00%, 2/15/26	1,345,000	1,363,198
Refunding, PSF Guarantee, 5.00%, 2/15/26	1,155,000	1,161,018
Pasadena GO, Certificates of Obligation, FGIC Insured, Pre-Refunded, 5.25%, 4/01/32	3,000,000	3,061,350
Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18	3,745,000	3,745,861
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
12/01/22	15,000,000	15,320,700
Port Houston Authority Harris County GO, Refunding,
Series A, 5.625%, 10/01/38	14,000,000	15,392,720
Series D-2, 5.00%, 10/01/39	27,500,000	29,567,725
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, 5.00%,
8/15/37	10,510,000	11,047,271
San Antonio Water Revenue, Systems, Refunding, AGMC Insured, 5.00%,
5/15/25	5,000,000	5,254,100
5/15/28	5,000,000	5,193,000
Southmost Regional Water Authority Water Supply Contract Revenue, NATL Insured, 5.00%,
9/01/25	5,000,000	5,100,300
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris
Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	4,000,000	4,978,000
Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
Series C, 5.75%,
8/15/18	1,445,000	1,424,409
8/15/28	3,900,000	3,415,152

Semiannual Report | 45

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas A&M University Revenue, Financing System, Series D, 5.00%, 5/15/34	$5,000,000	$5,379,800
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
10/01/20	500,000	602,770
Texas State GO, Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,570,850
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%,
9/01/40	15,250,000	15,533,650
Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%,
4/01/33	10,000,000	10,676,800
Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital Appreciation,
AMBAC Insured, zero cpn., 8/15/31	43,500,000	11,984,250
Texas State University System Financing Revenue, Refunding, AGMC Insured, 5.00%,
3/15/26	6,425,000	6,951,336
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,260,875
Wylie ISD, GO,
PSF Guarantee, Pre-Refunded, 7.00%, 8/15/24	660,000	694,512
Refunding, PSF Guarantee, 7.00%, 8/15/24	340,000	353,134
		953,191,282
Utah 0.9%
Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14	15,280,000	16,321,638
South Jordan Sales Tax Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 8/15/26	4,770,000	4,954,265
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%,
8/15/30	5,730,000	5,997,190
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,230,700
6/01/38	5,000,000	5,181,600
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,262,100
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding,
5.25%, 12/01/27	9,735,000	10,288,727
Utah State Transit Authority Sales Tax Revenue, Series A,
5.25%, 6/15/38	13,185,000	14,275,399
AGMC Insured, 5.00%, 6/15/36	33,000,000	35,146,980
		102,658,599
Vermont 0.6%
University of Vermont and State Agricultural College Revenue, Refunding, NATL Insured,
5.00%, 10/01/30	12,210,000	12,860,427
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%,
12/01/34	5,500,000	5,596,965
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	4,509,200
Hospital, Fletcher Allen Health Care Project, Series A, AMBAC Insured, 6.125%,
12/01/27	13,000,000	13,177,710
Middlebury College Project, Refunding, 5.00%, 11/01/38	20,000,000	21,389,200
[a] Middlebury College Project, Refunding, 5.00%, 11/01/40	10,000,000	10,655,900
		68,189,402

46 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Virginia 0.2%
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured,
5.00%, 6/15/30	$12,260,000	$12,486,810
Medical College Hospital Authority Revenue, General Revenue Bonds, NATL Insured,
5.125%, 7/01/18	2,000,000	2,004,180
Norfolk Parking System Revenue, Refunding, Series A, NATL Insured, 5.00%, 2/01/27	5,000,000	5,054,850
Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1,
NATL Insured, 5.35%, 7/01/31	8,510,000	8,658,414
		28,204,254
Washington 4.7%
Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
Refunding, NATL Insured, 5.20%, 11/01/27	200,000	200,008
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue,
Series A,
5.00%, 11/01/34	11,405,000	11,931,911
AMBAC Insured, 5.00%, 11/01/30	20,000,000	21,135,400
Clark County PUD No. 1 Generating System Revenue, Refunding, AGMC Insured, 5.50%,
1/01/25	5,280,000	5,295,946
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding,
Series A, 5.00%, 7/01/24	15,255,000	16,715,514
Series B, AGMC Insured, 5.35%, 7/01/18	11,500,000	12,341,685
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	12,793,604
6/01/39	16,250,000	17,347,525
Goat Hill Properties Lease Revenue, Government Office Building Project, NATL Insured,
5.00%, 12/01/33	18,500,000	19,132,885
Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding, Series D,
AGMC Insured, 5.20%, 1/01/23	6,000,000	6,155,520
King County GO, Limited Tax, Sewer, 5.125%, 1/01/33	10,000,000	10,863,300
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,271,150
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	7,695,089
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%,
12/01/36	10,000,000	10,343,500
Pierce County School District No. 320 Sumner GO, AGMC Insured, Pre-Refunded, 6.00%,
12/01/14	2,000,000	2,009,020
Pierce County School District No. 403 Bethel GO, NATL RE, FGIC Insured, Pre-Refunded,
5.25%, 12/01/22	5,000,000	5,491,400
Port of Seattle Revenue, Refunding, Series A,
NATL Insured, 5.00%, 7/01/33	10,000,000	10,351,800
NATL RE, FGIC Insured, 5.00%, 4/01/31	21,680,000	21,985,905
Seattle Municipal Light and Power Revenue, Pre-Refunded, 5.40%, 12/01/25	10,000,000	10,040,000
Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16	130,000	131,122
Snohomish County USD No. 6 GO, 6.50%, 12/01/11	5,415,000	5,577,396
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/26	17,000,000	19,008,550
Twenty-Fifth Avenue Properties Washington Student Housing Revenue, NATL Insured,
5.125%, 6/01/22	2,925,000	2,973,848
5.25%, 6/01/33	9,770,000	9,831,258

Semiannual Report | 47

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State GO,
AMBAC Insured, 5.00%, 1/01/31	$7,925,000	$8,416,112
Credit, Series C, AGMC Insured, 5.00%, 1/01/30	17,435,000	18,782,202
Motor Vehicle Fuel Tax, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/27	10,000,000	10,636,800
Series A, NATL RE, FGIC Insured, 5.00%, 7/01/27	10,000,000	10,636,800
Various Purpose, Series A, 5.00%, 7/01/33	44,300,000	47,589,275
Various Purpose, Series C, 5.00%, 8/01/34	37,660,000	40,615,557
Various Purpose, Series C, AGMC Insured, Pre-Refunded, 5.25%, 1/01/26	10,120,000	10,201,061
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services, 6.75%, 7/01/29	5,000,000	5,454,350
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,828,500
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/34	17,550,000	17,740,417
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,222,177
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,634,370
Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/36	9,750,000	9,873,922
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%,
10/01/33	10,000,000	10,560,400
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
10/01/36	250,000	300,570
Series C, Radian Insured, 5.50%, 8/15/36	16,000,000	16,197,120
Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,163,400
Washington State Higher Education Facilities Authority Revenue, Whitworth University
Project, Refunding,
5.375%, 10/01/29	3,000,000	3,157,080
5.875%, 10/01/34	6,000,000	6,490,020
Washington State Public Power Supply System Revenue,
Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12	7,700,000	8,414,868
Nuclear Project No. 3, Capital Appreciation, Refunding, Series B, zero cpn., 7/01/14	12,450,000	11,672,124
Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero cpn., 7/01/14	2,550,000	2,435,403
Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12	6,400,000	6,283,392
Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13	11,000,000	10,624,350
		550,553,606
West Virginia 0.5%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37	9,000,000	8,801,820
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,096,740
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	9,846,113
West Virginia State GO, Series A, NATL RE, FGIC Insured, 5.20%, 11/01/26	10,000,000	11,395,900
West Virginia State Water Development Water Revenue, Loan Program 2, Refunding,
Series B, AMBAC Insured, 5.00%, 11/01/29	7,500,000	7,726,875
West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
NATL RE, FGIC Insured, 5.00%, 10/01/34	10,000,000	10,260,000
		62,127,448
Wisconsin 0.7%
Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17	2,200,000	2,208,712
Monroe RDAR, 6.00%, 2/15/39	11,790,000	12,352,501

48 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	$25,290,000	$28,726,911
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, 5.00%, 10/01/30	2,150,000	2,249,394
Marquette University, Refunding, 5.00%, 10/01/30	6,865,000	7,156,076
Marquette University, Refunding, 5.00%, 10/01/33	1,500,000	1,537,515
Marquette University, Refunding, Series B2, 5.00%, 10/01/30	3,470,000	3,567,195
Marquette University, Series B3, 5.00%, 10/01/33	1,750,000	1,800,330
Ministry Health, AGMC Insured, 5.00%, 8/01/31	1,500,000	1,535,670
Ministry Health, AGMC Insured, 5.00%, 8/01/34	8,000,000	8,099,360
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	10,000,000	10,203,700
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,155,100
		84,592,464
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A,
5.75%, 7/15/39	5,500,000	6,014,855
U.S. Territories 2.6%
Puerto Rico 2.5%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
Refunding, 5.375%, 5/15/33	18,945,000	18,959,777
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
Series Y, Pre-Refunded,
5.00%, 7/01/36	62,000,000	74,217,720
5.50%, 7/01/36	7,000,000	8,569,470
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series K, 5.00%, 7/01/30	19,190,000	19,283,647
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	15,000,000	15,645,600
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%,
7/01/19	790,000	807,617
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.25%, 7/01/27	3,265,000	3,302,515
Refunding, Series N, 5.00%, 7/01/37	20,000,000	19,425,000
Series D, Pre-Refunded, 5.25%, 7/01/27	8,735,000	9,405,237
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	25,000,000	21,143,500
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	36,500,000	25,390,495
first sub., Series A, 5.50%, 8/01/42	30,000,000	32,035,500
first sub., Series C, 5.50%, 8/01/40	50,000,000	53,377,000
		301,563,078
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Matching Fund Loan, sub. lien, Series B, 5.25%, 10/01/29	5,750,000	5,883,572
Total U.S. Territories		307,446,650
Total Municipal Bonds before Short Term Investments
(Cost $10,862,099,349)		11,411,221,030

	Semiannual Report | 49

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

	Principal Amount	Value
Short Term Investments 1.3%
Municipal Bonds 1.3%
California 0.3%
[b] Metropolitan Water District of Southern California Waterworks Revenue, Series B,
Weekly VRDN and Put, 0.26%, 7/01/27	$34,000,000	$34,000,000
Florida 0.1%
[b] Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova
Southeastern University, Refunding, Series C, Daily VRDN and Put, 0.29%, 4/01/24	9,800,000	9,800,000
[b] Jacksonville Health Facilities Authority Hospital Revenue, Baptist Medical Center,
Daily VRDN and Put, 0.31%, 8/15/34	2,400,000	2,400,000
		12,200,000
Illinois 0.2%
Illinois State GO, 3.00%, 6/14/11	25,000,000	25,236,250
Louisiana 0.3%
[b] Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady
Health System Project, Refunding, Series D, Daily VRDN and Put, 0.28%, 7/01/28	10,800,000	10,800,000
[b] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
First Stage, ACES, Refunding, Daily VRDN and Put, 0.29%, 9/01/17	19,100,000	19,100,000
		29,900,000
Michigan 0.1%
[b] Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put,
0.31%, 3/01/49	7,400,000	7,400,000
[b] Michigan State Strategic Fund Limited Obligation Revenue, Detroit Symphony, Series A,
Daily VRDN and Put, 0.30%, 6/01/31	7,100,000	7,100,000
		14,500,000
Minnesota 0.2%
[b] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health
System, Refunding, Series B-2, Daily VRDN and Put, 0.27%, 11/15/35	12,500,000	12,500,000
[b] St. Paul Housing and RDA Health Care Revenue, Allina Health System, Refunding, Series C,
Weekly VRDN and Put, 0.23%, 11/15/35	8,600,000	8,600,000
		21,100,000
Missouri 0.0%†
[b] Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
Foundation, Refunding, Series A, Daily VRDN and Put, 0.23%, 12/01/37	100,000	100,000
North Carolina 0.0%†
[b] North Carolina Medical Care Commission Hospital Revenue, Iredell Memorial Hospital,
Refunding, Daily VRDN and Put, 0.30%, 10/01/37	4,000,000	4,000,000
Pennsylvania 0.1%
[b] Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A,
Daily VRDN and Put, 0.27%, 5/15/35	7,300,000	7,300,000
Total Short Term Investments (Cost $148,232,537)		148,336,250
Total Investments (Cost $11,010,331,886) 99.5%		11,559,557,280
Other Assets, less Liabilities 0.5%		63,198,486
Net Assets 100.0%		$11,622,755,766

50 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2010 (unaudited) (continued)

See Abbreviations on page 62.

  Rounds to less than 0.1% of net assets.
  A portion or all of the security is purchased on a when-issued or delayed delivery basis. See Note 1(b).
  Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Federal Tax-Free Income Fund

Financial Statements

Statement of Assets and Liabilities
October 31, 2010 (unaudited)

Assets:
Investments in securities:
Cost	$11,010,331,886
Value	$11,559,557,280
Cash	27,327
Receivables:
Capital shares sold	23,945,618
Interest	167,049,701
Other assets	7,365
Total assets	11,750,587,291
Liabilities:
Payables:
Investment securities purchased	107,953,479
Capital shares redeemed	13,221,747
Affiliates	6,062,077
Accrued expenses and other liabilities	594,222
Total liabilities	127,831,525
Net assets, at value	$11,622,755,766
Net assets consist of:
Paid-in capital	$11,119,131,846
Undistributed net investment income	8,154,220
Net unrealized appreciation (depreciation)	549,225,394
Accumulated net realized gain (loss)	(53,755,694)
Net assets, at value	$11,622,755,766
Class A:
Net assets, at value	$9,122,493,506
Shares outstanding	756,819,203
Net asset value per share[a]	$12.05
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.58
Class B:
Net assets, at value	$52,451,227
Shares outstanding	4,353,395
Net asset value and maximum offering price per share[a]	$12.05
Class C:
Net assets, at value	$1,369,246,921
Shares outstanding	113,676,874
Net asset value and maximum offering price per share[a]	$12.05
Advisor Class:
Net assets, at value	$1,078,564,112
Shares outstanding	89,418,099
Net asset value and maximum offering price per share	$12.06

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

52 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Statements (continued)

Statement of Operations
for the six months ended October 31, 2010 (unaudited)

Investment income:
Interest	$275,684,952
Expenses:
Management fees (Note 3a)	25,456,735
Distribution fees: (Note 3c)
Class A	4,486,470
Class B	216,013
Class C	4,262,715
Transfer agent fees (Note 3e)	2,475,863
Custodian fees	79,070
Reports to shareholders	193,729
Registration and filing fees	231,611
Professional fees	82,469
Trustees’ fees and expenses	100,918
Other	352,574
Total expenses	37,938,167
Net investment income	237,746,785
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	12,089,311
Net change in unrealized appreciation (depreciation) on investments	145,273,097
Net realized and unrealized gain (loss)	157,362,408
Net increase (decrease) in net assets resulting from operations	$395,109,193

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 53

Franklin Federal Tax-Free Income Fund

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2010	Year Ended
	(unaudited)	April 30, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$237,746,785	$451,833,475
Net realized gain (loss) from investments	12,089,311	(33,650,880)
Net change in unrealized appreciation (depreciation) on investments	145,273,097	605,101,551
Net increase (decrease) in net assets resulting from operations	395,109,193	1,023,284,146
Distributions to shareholders from:
Net investment income:
Class A	(190,350,122)	(374,034,781)
Class B	(1,252,941)	(4,301,852)
Class C	(23,954,000)	(40,773,300)
Advisor Class	(20,837,119)	(31,991,274)
Total distributions to shareholders	(236,394,182)	(451,101,207)
Capital share transactions: (Note 2)
Class A	227,492,740	783,750,561
Class B	(27,245,151)	(58,840,451)
Class C	128,609,030	357,449,883
Advisor Class	189,462,783	379,684,921
Total capital share transactions	518,319,402	1,462,044,914
Net increase (decrease) in net assets	677,034,413	2,034,227,853
Net assets:
Beginning of period	10,945,721,353	8,911,493,500
End of period	$11,622,755,766	$10,945,721,353
Undistributed net investment income included in net assets:
End of period	$8,154,220	$6,801,617

54 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations

Semiannual Report | 55

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES (continued)
b.	Securities Purchased on a When-Issued and Delayed Delivery Basis (continued)

and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund recognizes in its financial statements the effects including penalties and interest, if any, of a tax position taken on a tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of October 31, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

56 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES (continued)
e.	Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, there is a risk that in the event of an issuer default, the insurer may not be able to fulfill its obligations under the terms of the policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2010		April 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	57,638,914	$689,988,770	149,422,313	$1,733,061,109
Shares issued in reinvestment
of distributions	10,088,122	120,494,926	19,722,539	228,480,392
Shares redeemed	(48,707,604)	(582,990,956)	(101,323,294)	(1,177,790,940)
Net increase (decrease)	19,019,432	$227,492,740	67,821,558	$783,750,561

Semiannual Report | 57

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	October 31, 2010		April 30, 2010
	Shares	Amount	Shares	Amount
Class B Shares:
Shares sold	84,730	$1,010,598	355,118	$4,101,771
Shares issued in reinvestment
of distributions	75,636	902,268	252,995	2,921,023
Shares redeemed	(2,435,414)	(29,158,017)	(5,661,845)	(65,863,245)
Net increase (decrease)	(2,275,048)	$(27,245,151)	(5,053,732)	$(58,840,451)
Class C Shares:
Shares sold	17,094,170	$204,568,665	41,855,467	$486,721,522
Shares issued in reinvestment
of distributions	1,410,280	16,840,590	2,386,599	27,681,428
Shares redeemed	(7,752,857)	(92,800,225)	(13,473,011)	(156,953,067)
Net increase (decrease)	10,751,593	$128,609,030	30,769,055	$357,449,883
Advisor Class Shares:
Shares sold	22,266,185	$267,042,727	52,597,122	$611,167,429
Shares issued in reinvestment
of distributions	1,366,134	16,330,183	2,095,665	24,351,482
Shares redeemed	(7,836,061)	(93,910,127)	(21,918,093)	(255,833,990)
Net increase (decrease)	15,796,258	$189,462,783	32,774,694	$379,684,921

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

		Annualized Fee Rate	Net Assets
		0.625%	Up to and including $100 million
		0.500%	Over $100 million, up to and including $250 million
		0.450%	Over $250 million, up to and including $7.5 billion
		0.440%	Over $7.5 billion, up to and including $10 billion
		0.430%	Over $10 billion, up to and including $12.5 billion
		0.420%	Over $12.5 billion, up to and including $15 billion
		0.400%	Over $15 billion, up to and including $17.5 billion
		0.380%	Over $17.5 billion, up to and including $20 billion
		0.360%	In excess of $20 billion
58	|	Semiannual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class B	0.65%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$1,561,102
Contingent deferred sales charges retained	$146,060

e. Transfer Agent Fees

For the period ended October 31, 2010, the Fund paid transfer agent fees of $2,475,863, of which $1,301,868 was retained by Investor Services.

Semiannual Report | 59

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2012	$11,276,986
2014	1,937,789
2017	19,058,829
2018	3,803,336
$36,076,940

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2010, the Fund deferred realized capital losses of $29,768,066.

At October 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,009,234,035
Unrealized appreciation	$608,859,521
Unrealized depreciation	(58,536,276)
Net unrealized appreciation (depreciation)	$550,323,245

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts, non-deductible expenses and regulatory settlements.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond discounts, bond workout expenditures and defaulted securities.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2010, aggregated $1,055,547,706 and $502,332,785, respectively.

6. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees

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Notes to Financial Statements (unaudited) (continued)

6. CREDIT FACILITY (continued)

and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended October 31, 2010, the Fund did not use the Global Credit Facility.

7. REGULATORY AND LITIGATION MATTERS

During the period ended October 31, 2010, the Fund received $351,116 resulting from a settlement between the SEC and Advisers relating to market-timing activities, as previously reported in the Fund’s financial statements during the years ended April 30, 2004 through April 30, 2007. This payment is included in capital shares transactions on the Statements of Changes in Net Assets.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2010, all of the Fund’s investments in securities carried at fair value were in Level 2 inputs.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

Abbreviations

Selected Portfolio

ACA	- American Capital Access Holdings Inc.	MFHR	- Multi-Family Housing Revenue
ACES	- Adjustable Convertible Exempt Security	MFR	- Multi-Family Revenue
AGMC	- Assured Guaranty Municipal Corp.	MTA	- Metropolitan Transit Authority
AMBAC	- American Municipal Bond Assurance Corp.	NATL	- National Public Financial Guarantee Corp.
BHAC	- Berkshire Hathaway Assurance Corp.	NATL RE	- National Public Financial Guarantee Corp. Reinsured
CDA	- Community Development Authority/Agency	PBA	- Public Building Authority
CIFG	- CDC IXIS Financial Guaranty	PCC	- Pollution Control Corp.
COP	- Certificate of Participation	PCR	- Pollution Control Revenue
EDA	- Economic Development Authority	PFAR	- Public Financing Authority Revenue
EDC	- Economic Development Corp.	PSF	- Permanent School Fund
EDR	- Economic Development Revenue	PUD	- Public Utility District
ETM	- Escrow to Maturity	RDA	- Redevelopment Agency/Authority
FGIC	- Financial Guaranty Insurance Co.	RDAR	- Redevelopment Agency Revenue
FHA	- Federal Housing Authority/Agency	SFM	- Single Family Mortgage
FICO	- Financing Corp.	SFMR	- Single Family Mortgage Revenue
FNMA	- Federal National Mortgage Association	UHSD	- Unified/Union High School District
GNMA	- Government National Mortgage Association	USD	- Unified/Union School District
GO	- General Obligation	XLCA	- XL Capital Assurance
HDA	- Housing Development Authority/Agency
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue
HFC	- Housing Finance Corp.
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
IDB	- Industrial Development Bond/Board
IDC	- Industrial Development Corp.
IDR	- Industrial Development Revenue
ISD	- Independent School District

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Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 63

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. FergersonChief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. FergersonChief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 28, 2010

By /s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date  December 28, 2010